FIDELITY


(REGISTERED TRADEMARK)
REAL ESTATE INVESTMENT
PORTFOLIO
ANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    25   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            26

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE
GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997          PAST 1   PAST 5    PAST 10
                                        YEAR     YEARS     YEARS

Fidelity Real Estate Investment         35.45%   97.90%    196.03%

S&P 500(registered trademark)           26.34%   119.87%   288.58%

Real Estate Funds Average               31.27%   80.86%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of 50 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Real Estate Investment   35.45%   14.63%   11.46%

S&P 500                           26.34%   17.06%   14.53%

Real Estate Funds Average         31.27%   12.24%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970225 112624 S00000000000001
             Real Estate                 SP Standard & Poor 500
             00303                       SP001
  1987/01/31      10000.00                    10000.00
  1987/02/28      10163.78                    10395.00
  1987/03/31      10356.62                    10695.42
  1987/04/30      10017.53                    10600.23
  1987/05/31       9833.46                    10692.45
  1987/06/30      10163.70                    11232.42
  1987/07/31      10124.38                    11801.90
  1987/08/31       9927.79                    12242.11
  1987/09/30       9689.35                    11974.01
  1987/10/31       8382.14                     9394.81
  1987/11/30       8611.65                     8620.68
  1987/12/31       8840.88                     9276.71
  1988/01/31       9415.23                     9667.26
  1988/02/29       9722.92                    10117.75
  1988/03/31       9639.55                     9805.11
  1988/04/30       9649.97                     9913.95
  1988/05/31       9420.70                    10000.20
  1988/06/30       9735.23                    10459.21
  1988/07/31       9777.60                    10419.47
  1988/08/31       9682.27                    10065.20
  1988/09/30       9831.27                    10493.98
  1988/10/31       9745.13                    10785.71
  1988/11/30       9605.14                    10631.48
  1988/12/31       9757.09                    10817.53
  1989/01/31       9855.53                    11609.37
  1989/02/28       9888.35                    11320.30
  1989/03/31       9964.41                    11584.06
  1989/04/30      10231.01                    12185.28
  1989/05/31      10419.86                    12678.78
  1989/06/30      10777.14                    12606.51
  1989/07/31      11318.26                    13744.88
  1989/08/31      11476.08                    14014.28
  1989/09/30      11340.64                    13956.82
  1989/10/31      10917.66                    13633.02
  1989/11/30      11054.84                    13911.13
  1989/12/31      11101.00                    14245.00
  1990/01/31      10857.91                    13289.16
  1990/02/28      10788.46                    13460.59
  1990/03/31      10846.34                    13817.30
  1990/04/30      10705.63                    13471.87
  1990/05/31      10658.72                    14785.37
  1990/06/30      10823.35                    14684.83
  1990/07/31      10894.63                    14637.84
  1990/08/31      10122.39                    13314.58
  1990/09/30       9616.59                    12666.16
  1990/10/31       9339.42                    12611.70
  1990/11/30       9929.91                    13426.41
  1990/12/31      10135.66                    13801.01
  1991/01/31      11080.51                    14402.73
  1991/02/28      11424.09                    15432.53
  1991/03/31      12179.69                    15805.99
  1991/04/30      12515.25                    15843.93
  1991/05/31      12813.53                    16528.39
  1991/06/30      12401.17                    15771.39
  1991/07/31      12665.29                    16506.33
  1991/08/31      12728.17                    16897.53
  1991/09/30      13097.45                    16615.34
  1991/10/31      12881.06                    16837.99
  1991/11/30      12753.78                    16159.42
  1991/12/31      14107.64                    18008.06
  1992/01/31      14958.74                    17673.11
  1992/02/29      14636.35                    17902.86
  1992/03/31      14546.64                    17553.75
  1992/04/30      14338.09                    18069.83
  1992/05/31      14768.23                    18158.37
  1992/06/30      14598.31                    17887.81
  1992/07/31      15241.58                    18619.43
  1992/08/31      15280.97                    18237.73
  1992/09/30      15702.95                    18452.93
  1992/10/31      15874.79                    18517.52
  1992/11/30      16165.58                    19148.96
  1992/12/31      16859.92                    19384.50
  1993/01/31      17689.54                    19547.33
  1993/02/28      18117.73                    19813.17
  1993/03/31      19422.50                    20231.23
  1993/04/30      18546.40                    19741.63
  1993/05/31      18317.27                    20270.71
  1993/06/30      18794.08                    20329.49
  1993/07/31      18916.48                    20248.18
  1993/08/31      19215.66                    21015.58
  1993/09/30      20103.02                    20853.76
  1993/10/31      19773.91                    21285.43
  1993/11/30      18622.03                    21083.22
  1993/12/31      18969.37                    21338.33
  1994/01/31      19123.14                    22063.83
  1994/02/28      20059.73                    21465.90
  1994/03/31      19342.28                    20529.99
  1994/04/30      19610.14                    20792.77
  1994/05/31      20033.08                    21133.77
  1994/06/30      19434.50                    20616.00
  1994/07/31      19391.81                    21292.20
  1994/08/31      19306.45                    22165.18
  1994/09/30      19076.88                    21622.14
  1994/10/31      18315.53                    22108.63
  1994/11/30      17669.10                    21303.44
  1994/12/31      19356.02                    21619.37
  1995/01/31      18505.53                    22179.96
  1995/02/28      18798.80                    23044.31
  1995/03/31      18873.23                    23724.35
  1995/04/30      18576.25                    24423.03
  1995/05/31      19259.31                    25399.22
  1995/06/30      19661.70                    25989.24
  1995/07/31      20007.43                    26851.05
  1995/08/31      20413.29                    26918.44
  1995/09/30      20776.19                    28054.40
  1995/10/31      20198.23                    27954.25
  1995/11/30      20304.69                    29181.44
  1995/12/31      21468.87                    29743.47
  1996/01/31      21855.56                    30755.94
  1996/02/29      21932.90                    31041.05
  1996/03/31      21949.60                    31339.97
  1996/04/30      21918.31                    31801.92
  1996/05/31      22372.01                    32622.09
  1996/06/30      22736.84                    32746.38
  1996/07/31      22816.06                    31299.65
  1996/08/31      23814.26                    31959.76
  1996/09/30      24578.95                    33758.45
  1996/10/31      25332.51                    34689.51
  1996/11/30      26518.97                    37311.69
  1996/12/31      29245.98                    36572.55
  1997/01/31      29602.84                    38857.60
IMATRL PRASUN   SHR__CHT 19970131 19970225 112627 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $29,603 - a 196.03% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,858 - a 288.58% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the 12 months that ended
January 31, 1997. The Standard
& Poor's 500 Index returned
26.34% during the period - well
above its long-term average of
about 12%. The stock market
spent much of the past 12
months breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again
when the Federal Reserve
Board left short-term interest
rates unchanged and it appeared
inflation would not be an issue for
the foreseeable future. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets
experienced some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance, but rebounded well
and continued their upward track
through the end of January.
An interview with Barry Greenfield, Portfolio Manager of Fidelity Real Estate Investment Portfolio
Q. BARRY, HOW DID THE FUND PERFORM?
A. The fund had an excellent year. For the 12 months that ended January 31, 1997, the fund provided a return of 35.45%. During that same period, the real estate funds average, as tracked by Lipper Analytical Services, had a return of 31.27%.
Q. WHAT FACTORS CONTRIBUTED TO THE STRONG SHOWING OF REAL ESTATE-RELATED
STOCKS?
A. It was really an extraordinary year for real estate investment trusts (REITs). One of the main drivers behind this success was the surge in demand. During July 1996, when the general market - particularly technology stocks - stumbled, REITs performed quite admirably and people stood up and took notice. All of a sudden, managers of aggressive diversified mutual funds began buying REITs and, in addition, all sorts of money began flowing into real estate funds. Pension-related investors turned over $2.7 billion to REIT advisors and increased their direct purchases as well. This increased attraction created an imbalance in the supply/demand characteristics of the REIT market; the supply just couldn't keep up with the demand. While the REIT segment of the market has been growing dramatically over the past five years - from about $5 billion in assets to approximately $100 billion - 1996 was really the coming-out party for REITs.
Q. BESIDES DEMAND GROWTH, WERE THERE ANY OTHER FACTORS WITHIN THE REIT MARKET THAT INFLUENCED OVERALL PERFORMANCE?
A. There were two underlying fundamental developments that proved beneficial to the REIT market. First, we've seen a strong secondary offering market and the ability of established companies to take advantage of low interest rates to issue debt. Some of these companies have been able to grow their assets through spread investing - that is, buying an existing property that will give them a higher return than their total cost of capital. The second factor I'd point to was the sharp increase in merger/acquisition activity that took place during the year. This activity has led to more consolidation and larger, more liquid REITs. It's much easier for a pension fund or its advisor to buy 100,000 shares of a $2 billion REIT than it is to buy the same amount of shares from a $1 billion REIT. The liquidity - that is, the ease with which you can sell the securities - is better because there are more shares outstanding.
Q. DID THE SUCCESS OF THE REIT MARKET ALTER YOUR STRATEGY?
A. I did some things differently. With the significant cash inflows to the fund, I have broadened the number of stocks in the portfolio from 60-70 to around 100. If valuations were right, I also considered adding foreign stocks to the portfolio. Lastly, I placed more emphasis on geographical areas than sectors.
Q. WERE THERE ANY GEOGRAPHICAL AREAS THAT WERE MORE ATTRACTIVE THAN OTHERS?
A. California, specifically the southern regions of the state, continued to be strong. Growth in the movie industry has helped tremendously. There's been a trend toward the more action-oriented films and this requires more set-up work and, correspondingly, more workers. These people need places to stay when they're working on a set. The state of Washington is also a good place to be. Two of the state's larger corporations - Boeing and Microsoft
- have created thousands of jobs between them and the population should continue to rise. On the other hand, the southeast region of the U.S. has been slow. Atlanta was a hot spot during last summer's Olympics, but opportunities there have temporarily faded.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD, BARRY?
A. I think it's important to stress to our shareholders that we probably won't see the explosive growth in REIT prices we witnessed throughout 1996. Now, that doesn't mean REITs won't have a good year - it just means performance may revert back to the historical 12-15% return range. In this market, overbuilding can be a severe detriment, but I don't see that being a problem going forward. I think we may see the REIT market take a breather for a stretch in early 1997, but I'm confident the sector will rebound and continue to reward investors.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: above-average
income and long-term capital
growth by investing mainly in
the equity securities of
companies in the real estate
industry
FUND NUMBER: 303
TRADING SYMBOL: FRESX
START DATE: November 17, 1986
SIZE: as of January 31,
1997, more than $2.1 billion
MANAGER: Barry Greenfield,
since 1986; manager,
Fidelity Fund, 1982-1993;
joined Fidelity in 1968
(checkmark)
BARRY GREENFIELD DISCUSSES THE
UNIQUE CHARACTERISTICS OF
REITS AND SPECIFIC SECTOR
PERFORMANCE:
"While REITs are typically
classified as common stocks,
they are very much their own
animal. They're almost
chameleon-like in that they
take on different characteristics
at different intervals. Pricing
on REITs is determined by
growth on the upside and
supported by yield on the
downside. When REITs are
declining in value, their
liquidating value or yield
becomes important. When
REITs are rising in value, the
earnings growth rate becomes
vital. I liken them to a
basketball player who goes in
for a slam dunk and then has
to immediately turn around
and play defense. REITs play
both offense and defense,
too.
"In terms of sectors, the
downtown office building
market and hotels performed
well, primarily due to strong
earnings growth. The major
mall sector benefited from
some large-scale mergers,
but the rest of the retail sector
turned in a sub-par
performance."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                               % OF FUND'S    % OF FUND'S
                                               INVESTMENTS    INVESTMENTS
                                                              IN THESE STOCKS
                                                              6 MONTHS AGO

Starwood Lodging Trust combined certificate    3.1            2.9
(SBI)

Public Storage, Inc.                           3.1            4.3

Duke Realty Investors, Inc.                    3.1            5.8

Equity Residential Properties Trust (SBI)      2.9            3.5

Cali Realty Corp.                              2.6            2.7

Bay Apartment Communities, Inc.                2.6            3.7

Crescent Real Estate Equities, Inc.            2.5            1.5

Beacon Properties Corp.                        2.3            3.4

Patriot American Hospitality, Inc.             2.2            2.6

Developers Diversified Realty Corp.            1.9            2.0

TOP FIVE REIT SECTORS AS OF JANUARY 31, 1997
                       % OF FUND'S    % OF FUND'S
                       INVESTMENTS    INVESTMENTS
                                      IN THESE REIT SECTORS
                                      6 MONTHS AGO

Apartments             16.2           17.5

Industrial Buildings   14.8           23.2

Office Buildings       14.3           13.6

Hotels                 10.4           10.1

Shopping Centers       9.8            6.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
1.3
Row: 1, Col: 1, Value: 9.199999999999999
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 49.0
Stocks 90.7%
Convertible
securities 0.1%
Short-term
investments 9.2%
FOREIGN
INVESTMENTS 1.7%
Row: 1, Col: 1, Value: 9.1
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 39.0
Row: 1, Col: 4, Value: 50.0
Stocks 90.6%
Convertible
securities 0.3%
Short-term
investments 9.1%
FOREIGN
INVESTMENTS 0.0%

*
**
INVESTMENTS JANUARY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.4%
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITS) - 81.9%
REITS - APARTMENTS - 15.9%
Ambassador Apartments, Inc. (b)  592,500 $ 14,220
Amli Residential Properties Trust (SBI)  82,400  1,957
Apartment Investment & Management Co. Class A (b) 742,700 19,960 Associated Estates Realty Corp. 315,900 7,463
Avalon Properties, Inc.   580,700  16,042
BRE Properties, Inc. Class A  938,000  23,216
Bay Apartment Communities, Inc. (b)  1,586,220  57,104
Camden Property Trust (SBI)  274,200  7,403
Colonial Properties Trust (SBI)  391,700  11,408
Columbus Realty Trust (SBI)  202,100  4,446
Equity Residential Properties Trust (SBI)  1,480,000  63,640
Essex Property Trust, Inc.   552,400  16,158
Home Properties of NY, Inc.   176,200  4,229
Irvine Apartment Communities, Inc.   349,800  9,313
Oasis Residential, Inc.  165,000  3,919
Pacific Gulf Properties, Inc. (b)  588,800  13,174
Post Properties, Inc.   748,100  31,046
Security Capital Atlantic, Inc.  271,100  6,845
Security Capital Pacific Trust (SBI)  297,500  7,066
United Dominion Realty Trust, Inc.   1,000,000  15,500
Walden Residential Properties, Inc.  163,500  4,353
Wellsford Residential Property Trust  432,300  12,158
  350,620
REITS - FACTORY OUTLETS - 1.3%
Chelsea GCA Realty, Inc.   165,100  5,675
Mills Corp.   711,009  17,160
Tanger Factory Outlet Centers, Inc.   200,000  5,150
  27,985
REITS - HEALTHCARE FACILITIES - 2.6%
American Health Properties, Inc.   136,300  3,544
Capstone Capital Corp.   116,900  2,674
Health Care, Inc.   65,600  1,574
Health Care Property Investors, Inc.   194,300  6,801
Healthcare Realty Trust, Inc.   122,700  3,374
Health & Rehabilitation Properties Trust  252,800  4,803
LTC Properties, Inc.   870,500  15,778
Meditrust (SBI)  288,400  11,103
National Health Investors, Inc.   77,800  3,005
Nationwide Health Properties, Inc.   75,000  1,716
Omega Healthcare Investors, Inc.   131,200  4,133
  58,505
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED
REITS - HOTELS - 10.4%
American General Hospitality Corp.   267,900 $ 7,200
Equity Inns, Inc.   300,000  4,050
Felcor Suite Hotels, Inc.  1,066,270  37,853
Hospitality Properties Trust (SBI)  341,500  10,587
Innkeepers USA Trust (b)  2,003,824  26,551
Jameson Co.   244,800  3,274
Patriot American Hospitality, Inc.  1,050,600  49,378
RFS Hotel Investors, Inc.  328,000  6,150
Starwood Lodging Trust combined certificate (SBI) 1,694,983 69,282 Sunstone Hotel Investors, Inc. (b) 910,000 12,171
Winston Hotels, Inc.  173,800  2,346
  228,842
REITS - INDUSTRIAL BUILDINGS - 14.8%
Bedford Property Investors, Inc.   261,200  4,506
CenterPoint Properties Corp. (b)  897,200  29,159
Duke Realty Investors, Inc. (b)  1,713,284  67,889
East Group Properties (SBI)  213,000  5,884
First Industrial Realty Trust, Inc.   1,243,500  36,062
Meridian Industrial Trust, Inc.   400,000  8,800
Public Storage, Inc.   2,335,400  68,310
Security Capital Industrial Trust, Inc.  153,164  3,255
Shurgard Storage Centers, Inc.   120,600  3,362
Sovran Self Storage, Inc.   495,200  15,599
Speiker Properties, Inc.   1,031,600  36,106
Storage USA, Inc.  422,078  15,986
Storage Trust Realty (SBI)  315,000  8,229
Weeks Corp.  632,500  22,849
  325,996
REITS - LEISURE - 2.2%
Bay Meadows Operating Co. (b)  375,700  16,249
Franchise Finance Corp. of America  900,000  23,738
Santa Anita Realty Enterprises, Inc. combined certificate  299,300  8,792
  48,779
REITS - MALLS - 4.2%
CBL & Associates Properties, Inc.   699,200  17,917
General Growth Properties, Inc.   274,200  8,637
Macerich Co.   503,000  13,833
Simon Debartolo Group, Inc.   573,100  16,763
Taubman Centers, Inc.   1,264,500  17,071
Urban Shopping Centers, Inc.  589,500  17,832
  92,053
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED
REITS - MANAGEMENT/INVESTMENT - 1.2%
Glenborough Realty Trust, Inc. (b)  560,000 $ 10,850
Liberty Property Trust (SBI)  576,800  14,853
  25,703
REITS - MOBILE HOME PARKS - 2.1%
Manufactured Home Communities, Inc.   763,300  18,033
ROC Communities, Inc.  221,000  5,746
Sun Communities, Inc.  711,300  23,028
  46,807
REITS - MORTGAGE - 3.1%
CWM Mortgage Holdings, Inc.   203,000  4,415
Capstead Mortgage Corp.   739,703  18,122
Criimi Mae, Inc.   652,500  10,114
Franklin Select Realty Trust, Series A  50,000  288
Realty Income Corp.   631,500  16,735
Resource Mortgage Capital, Inc.   388,600  10,735
Thornburg Mortgage Asset Corp.   368,300  7,734
  68,143
REITS - OFFICE BUILDINGS - 14.3%
Arden Realty Group, Inc. (b)  1,118,100  29,909
Beacon Properties Corp.   1,430,000  51,123
Cali Realty Corp.  1,765,100  58,248
California Real Estate Investment Trust (SBI) (a)  120,000  675
Carr Realty Corp.   720,000  20,970
Cousins Properties, Inc.   105,300  2,922
Crescent Real Estate Equities, Inc.   1,045,700  56,075
Highwoods Properties, Inc.   170,200  5,957
Kilroy Realty Corp.   156,900  4,021
Koger Equity, Inc.   589,900  10,544
Parkway Properties, Inc.  257,500  7,146
Prentiss Properties Trust (SBI)  340,000  9,138
Reckson Associates Realty Corp. (b)  895,600  39,854
Trinet Corporate Realty Trust, Inc.   470,900  17,129
Washington Real Estate Investment Trust (SBI)  81,500  1,508
  315,219
REITS - SHOPPING CENTERS - 9.8%
Bradley Real Estate Trust (SBI)  500,000  9,250
Burnham Pacific Properties, Inc.   386,700  5,704
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
REAL ESTATE INVESTMENT TRUSTS (REITS) - CONTINUED
REITS - SHOPPING CENTERS - CONTINUED
Commercial Net Lease Realty, Inc.   200,000 $ 3,175
Developers Diversified Realty Corp.   1,154,900  41,288
Excel Realty Trust, Inc. (b)  1,066,700  25,867
Federal Realty Investment Trust (SBI)  582,300  16,450
First Washington Realty Trust, Inc.   155,700  3,620
HRE Properties  34,900  611
Haagen Alexander Properties, Inc. (b)  896,600  13,897
IRT Property Co.   1,020,500  12,246
JDN Realty Corp.  191,500  5,266
JP Realty, Inc.   538,800  14,480
Kimco Realty Corp.   557,800  18,268
Kranzco Realty Trust (SBI)  202,200  3,286
Lexington Corporate Properties, Inc.   314,600  4,640
Mid-America Realty Investments, Inc.   97,700  1,050
Mid Atlantic Realty Trust (b)  455,800  4,843
New Plan Realty Trust (SBI)  178,040  4,251
Price, Inc. Class B  150,900  5,546
Ramco-Gershenson Properties Trust (SBI)  213,300  3,733
Regency Realty Group  194,200  5,073
Sizeler Property Investors, Inc.   55,000  564
Vornado Realty Trust  62,900  3,452
Weingarten Realty Investors (SBI)  150,900  6,489
Western Investment Real Estate Trust (SBI)  222,000  2,886
  215,935
TOTAL Real estate investment trusts   1,804,587
CONSTRUCTION & REAL ESTATE - 4.0%
CONSTRUCTION - 0.5%
Centex Corp.   227,500  8,873
Lennar Corp.   120,000  3,195
  12,068
REAL ESTATE - 3.5%
Catellus Development Corp. (a)  1,879,000  25,836
Concord Land Development Co. Ltd. (a)(c)  7,794,000  3,495
Rouse Co. (The)  1,027,300  31,846
Sophia SA  22,621  863
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE- CONTINUED
REAL ESTATE - CONTINUED
Trizec Hahn Corp. (sub-vtg.)  459,800 $ 10,803
U.S. Restaurant Properties Master LP unit depositary receipt 800 24 Unibail 50,000 4,609
  77,476
TOTAL CONSTRUCTION & Real Estate   89,544
CREDIT & OTHER FINANCE - 0.8%
TRUSTS - 0.8%
Security Capital US Realty (a):
 Class A (Reg.)  800,000  10,720
 Class A  510,000  6,783
  17,503
FEDERAL SPONSORED CREDIT - 0.2%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 0.2%
Federal National Mortgage Association  95,100  3,756
INSURANCE - 0.1%
SURETY INSURANCE - 0.1%
CMAC Investments Corp.  80,000  2,780
LODGING & GAMING - 1.4%
HOTELS, MOTELS, & TOURIST COURTS - 1.4%
Boykin Lodging Co.   251,100  5,964
Four Seasons Hotels, Inc.   7,000  146
HFS, Inc. (a)  78,000  5,460
Host Marriott Corp. (a)  352,300  5,989
Prime Hospitality Corp. (a)  210,000  3,595
Red Lion Inns LP (b)  399,000  9,277
  30,431
MEDICAL FACILITIES MANAGEMENT - 0.2%
HOME HEALTH CARE AGENCIES - 0.2%
Sunrise Assisted Living, Inc. (a)  208,000  5,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SAVINGS & LOANS - 1.8%
SAVINGS BANKS & SAVINGS & LOANS - 1.5%
Bay View Capital, Inc.   203,400 $ 10,373
Glendale Federal Bank FSB (a)  585,000  14,113
Great Western Financial Corp.   275,000  8,697
  33,183
SAVINGS BANKS, FEDERAL CHARTER - 0.3%
Ahmanson (H.F.) & Co.   150,600  5,648
TOTAL SAVINGS & LOANS   38,831
TOTAL COMMON STOCKS
(Cost $1,628,434)   1,992,814
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
REITS - APARTMENTS - 0.3%
Walden Residential Properties, Inc.
9.20% (a) (Cost $7,261)  302,000  7,663
CONVERTIBLE BONDS - 0.1%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
REITS - HEALTH CARE FACILITIES - 0.1%
Omega Healthcare Investors, Inc.
8 1/2%, 2/1/01 (Cost $1,050)  B1 $ 1,000  1,100
CASH EQUIVALENTS - 9.2%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 202,725  202,631
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,839,376)  $ 2,204,208
LEGEND
1. Non-income producing
2. Affiliated company (see Note 7 of Notes to Financial Statements).
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,495,000 or 0.2% of net assets.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,840,580,000. Net unrealized appreciation aggregated $363,628,000, of which $369,795,000 related to appreciated investment securities and $6,167,000 related to depreciated investment securities.
The fund hereby designates approximately $743,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997

ASSETS

Investment in securities, at value (including repurchase                      $ 2,204,208
agreements of $202,631) (cost $1,839,376) -
See accompanying schedule

Cash                                                                           1

Receivable for investments sold                                                11,950

Receivable for fund shares sold                                                15,542

Dividends receivable                                                           3,130

Interest receivable                                                            42

Redemption fees receivable                                                     6

 TOTAL ASSETS                                                                  2,234,879

LIABILITIES

Payable for investments purchased                                  $ 30,809

Payable for fund shares redeemed                                    6,473

Accrued management fee                                              994

Other payables and accrued expenses                                 760

 TOTAL LIABILITIES                                                             39,036

NET ASSETS                                                                    $ 2,195,843

Net Assets consist of:

Paid in capital                                                               $ 1,823,246

Undistributed net investment income                                            7,973

Accumulated undistributed net realized gain (loss) on                          (208)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  364,832
investments

NET ASSETS, for 120,289 shares outstanding                                    $ 2,195,843

NET ASSET VALUE, offering price and redemption price per                       $18.25
share ($2,195,843 (divided by) 120,289 shares)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED JANUARY 31, 1997

INVESTMENT INCOME                                                    $ 62,282
Dividends (including $9,716 received from
affiliated issuers)

Interest                                                              4,397

 TOTAL INCOME                                                         66,679

EXPENSES

Management fee                                             $ 6,154

Transfer agent fees                                         2,369

Accounting fees and expenses                                458

Non-interested trustees' compensation                       5

Custodian fees and expenses                                 46

Registration fees                                           464

Audit                                                       55

Legal                                                       5

Miscellaneous                                               17

 Total expenses before reductions                           9,573

 Expense reductions                                         (376)     9,197

NET INVESTMENT INCOME                                                 57,482

REALIZED AND UNREALIZED GAIN (LOSS)                                   13,773
Net realized gain (loss) on investment securities
(including realized gain (loss) of $634 on sales of
investments in affiliated issuers)

Change in net unrealized appreciation (depreciation) on               297,293
investment securities

NET GAIN (LOSS)                                                       311,066

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 368,548
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        YEAR ENDED    YEAR ENDED
                                                            JANUARY 31,   JANUARY 31,
                                                            1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 57,482      $ 35,168
Net investment income

 Net realized gain (loss)                                    13,773        (12,678)

 Change in net unrealized appreciation (depreciation)        297,293       73,887

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             368,548       96,377
FROM OPERATIONS

Distributions to shareholders from net investment income     (46,819)      (29,753)

Share transactions                                           1,406,864     901,491
Net proceeds from sales of shares

 Reinvestment of distributions                               43,072        27,135

 Cost of shares redeemed                                     (307,589)     (754,026)

 Redemption fees                                             460           -

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             1,142,807     174,600
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,464,536     241,224

NET ASSETS

 Beginning of period                                         731,307       490,083

 End of period (including undistributed net investment      $ 2,195,843   $ 731,307
income of $7,973 and $3,933, respectively)

OTHER INFORMATION
Shares

 Sold                                                        85,737        67,716

 Issued in reinvestment of distributions                     2,808         2,050

 Redeemed                                                    (20,000)      (56,842)

 Net increase (decrease)                                     68,545        12,924


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JANUARY 31,

                                  1997                      1996      1995       1994 C    1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 14.13                   $ 12.62   $ 13.68    $ 13.22   $ 11.60
of period

Income from Investment
Operations

 Net investment income             .86 B                     .72       .67        .54       .68 B

 Net realized and unrealized       3.97                      1.50      (1.10)     .52       1.37
 gain (loss)

 Total from investment             4.83                      2.22      (.43)      1.06      2.05
 operations



Less Distributions

 From net investment income        (.72)                     (.71)     (.63)      (.60)     (.43)

Redemption fees added to           .01                       -         -          -         -
paid in capital

Net asset value, end of period    $ 18.25                   $ 14.13   $ 12.62    $ 13.68   $ 13.22

TOTAL RETURN A                     35.45%                    18.10%    (3.23)%    8.10%     18.26%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 2,196                   $ 731     $ 490      $ 431     $ 247
(in millions)

Ratio of expenses to average       .94%                      .99%      1.06%      1.17%     1.16%
net assets

Ratio of expenses to average       .90%                      .95%      1.03%      1.13%     1.16%
net assets after expense          D                         D         D          D
reductions

Ratio of net investment income     5.63%                     6.28%     5.67%      4.34%     5.81%
to average net assets

Portfolio turnover rate            55%                       85%       75%        110%      82%

Average commission rate E         $ .0420


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program
2. OPERATING POLICIES -
CONTINUED
INTERFUND LENDING PROGRAM -
CONTINUED
provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,555,137,000 and $540,139,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $754,000 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a lender. The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to
5. INTERFUND LENDING
PROGRAM - CONTINUED
$39,981,000 and $30,117,000, respectively. The weighted average interest rate was 5.8%. Interest earned from the interfund lending program amounted to $34,000 and is included in interest income on the Statement of Operations.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $340,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,000 and $28,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Ambassador Apartments, Inc.  $ 2,302 $ - $ - $ 14,220
Apartment Investment & Management
 Co. Class A   2,306  -  -  19,960
Arden Realty Group, Inc.   536  -  -  29,909
Bay Apartment Communities, Inc.   11,136  -  1,162  57,104
Bay Meadows Operating Co.   3,938  370  -  16,249
Bedford Property Investors, Inc.   -  -  -  -
Cali Realty Corp.   16,417  -  1,309  -
CenterPoint Properties Corp.   8,652  7,730  807  29,159
Duke Realty Investors, Inc.   14,599  5,980  2,464  67,889
Excel Realty Trust, Inc.   1,288  -  490  25,867
Glenborough Realty Trust, Inc.   1,666  -  -  10,850
Haagen Alexander Properties, Inc.   4,371  -  525  13,897
Innkeepers USA Trust   14,656  461  1,009  26,551
Malan Realty Investors, Inc.   -  865  -  -
Mid Atlantic Realty Trust   1,460  -  -  4,843
Pacific Gulf Properties, Inc.   -  -  -  13,174
Reckson Associates Realty Corp.   11,961  683  844  39,854
Red Lion Inns LP   4,298  -  640  9,277
Sun Communities, Inc.   -  -  239  -
Sunstone Hotel Investors, Inc.   1,557  -  227  12,171
Weeks Corp.   1,071  5,008  -  -
TOTALS  $ 102,214 $ 21,097 $ 9,716 $ 390,974
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio, including the schedule of portfolio investments, as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio as of January 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Real Estate Investment Portfolio voted to pay on March 10, 1997, to shareholders of record at the opening of business on March 7, 1997, a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.16 per share from net investment income.
A total of .71% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
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Chicago, IL
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Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
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Boston, MA
25 State Street
Boston, MA
300 Granite Street
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44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Barry Greenfield, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
EQUITY-INCOME
FUND
ANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     35   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    39   Notes to the financial statements.

REPORT OF INDEPENDENT    44   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            45


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997          PAST 1   PAST 5    PAST 10
                                        YEAR     YEARS     YEARS

Fidelity Equity-Income                  21.74%   128.71%   235.02%

S&P 500(registered trademark)           26.34%   119.87%   288.58%

Equity Income Funds Average             20.41%   97.10%    198.23%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 165 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Equity-Income            21.74%   17.99%   12.85%

S&P 500                           26.34%   17.06%   14.53%

Equity Income Funds Average       20.41%   14.44%   11.31%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970212 115402 S00000000000001
             Equity Income               SP Standard & Poor 500
             00023                       SP001
  1987/01/31      10000.00                    10000.00
  1987/02/28      10294.02                    10395.00
  1987/03/31      10475.04                    10695.42
  1987/04/30      10342.31                    10600.23
  1987/05/31      10281.32                    10692.45
  1987/06/30      10568.11                    11232.42
  1987/07/31      10883.63                    11801.90
  1987/08/31      11191.90                    12242.11
  1987/09/30      10943.16                    11974.01
  1987/10/31       9022.15                     9394.81
  1987/11/30       8622.55                     8620.68
  1987/12/31       8968.66                     9276.71
  1988/01/31       9567.94                     9667.26
  1988/02/29      10015.35                    10117.75
  1988/03/31       9894.53                     9805.11
  1988/04/30      10031.66                     9913.95
  1988/05/31      10148.02                    10000.20
  1988/06/30      10723.13                    10459.21
  1988/07/31      10702.11                    10419.47
  1988/08/31      10487.64                    10065.20
  1988/09/30      10796.59                    10493.98
  1988/10/31      10988.09                    10785.71
  1988/11/30      10881.70                    10631.48
  1988/12/31      10985.81                    10817.53
  1989/01/31      11687.68                    11609.37
  1989/02/28      11583.05                    11320.30
  1989/03/31      11807.79                    11584.06
  1989/04/30      12248.11                    12185.28
  1989/05/31      12540.16                    12678.78
  1989/06/30      12578.68                    12606.51
  1989/07/31      13396.07                    13744.88
  1989/08/31      13559.55                    14014.28
  1989/09/30      13394.64                    13956.82
  1989/10/31      12683.62                    13633.02
  1989/11/30      12853.35                    13911.13
  1989/12/31      13036.91                    14245.00
  1990/01/31      12237.25                    13289.16
  1990/02/28      12256.64                    13460.59
  1990/03/31      12265.01                    13817.30
  1990/04/30      11804.03                    13471.87
  1990/05/31      12564.15                    14785.37
  1990/06/30      12513.27                    14684.83
  1990/07/31      12334.65                    14637.84
  1990/08/31      11377.05                    13314.58
  1990/09/30      10553.85                    12666.16
  1990/10/31      10342.67                    12611.70
  1990/11/30      10991.29                    13426.41
  1990/12/31      11209.06                    13801.01
  1991/01/31      11755.34                    14402.73
  1991/02/28      12580.00                    15432.53
  1991/03/31      12763.05                    15805.99
  1991/04/30      12826.87                    15843.93
  1991/05/31      13496.93                    16528.39
  1991/06/30      12906.68                    15771.39
  1991/07/31      13595.61                    16506.33
  1991/08/31      13902.40                    16897.53
  1991/09/30      13834.43                    16615.34
  1991/10/31      14046.84                    16837.99
  1991/11/30      13491.29                    16159.42
  1991/12/31      14504.90                    18008.06
  1992/01/31      14648.24                    17673.11
  1992/02/29      15094.79                    17902.86
  1992/03/31      14891.31                    17553.75
  1992/04/30      15393.07                    18069.83
  1992/05/31      15543.60                    18158.37
  1992/06/30      15364.51                    17887.81
  1992/07/31      15747.22                    18619.43
  1992/08/31      15432.05                    18237.73
  1992/09/30      15556.35                    18452.93
  1992/10/31      15715.43                    18517.52
  1992/11/30      16232.46                    19148.96
  1992/12/31      16633.56                    19384.50
  1993/01/31      17126.66                    19547.33
  1993/02/28      17539.49                    19813.17
  1993/03/31      18116.37                    20231.23
  1993/04/30      18081.68                    19741.63
  1993/05/31      18405.50                    20270.71
  1993/06/30      18627.91                    20329.49
  1993/07/31      18913.60                    20248.18
  1993/08/31      19549.10                    21015.58
  1993/09/30      19521.05                    20853.76
  1993/10/31      19856.00                    21285.43
  1993/11/30      19538.68                    21083.22
  1993/12/31      20178.08                    21338.33
  1994/01/31      20983.06                    22063.83
  1994/02/28      20410.63                    21465.90
  1994/03/31      19523.08                    20529.99
  1994/04/30      19950.73                    20792.77
  1994/05/31      20204.84                    21133.77
  1994/06/30      19935.27                    20616.00
  1994/07/31      20496.48                    21292.20
  1994/08/31      21213.57                    22165.18
  1994/09/30      20719.10                    21622.14
  1994/10/31      20913.56                    22108.63
  1994/11/30      20054.18                    21303.44
  1994/12/31      20227.15                    21619.37
  1995/01/31      20352.34                    22179.96
  1995/02/28      21110.03                    23044.31
  1995/03/31      21641.09                    23724.35
  1995/04/30      22351.51                    24423.03
  1995/05/31      23082.04                    25399.22
  1995/06/30      23428.43                    25989.24
  1995/07/31      24259.13                    26851.05
  1995/08/31      24441.48                    26918.44
  1995/09/30      25199.66                    28054.40
  1995/10/31      24765.07                    27954.25
  1995/11/30      25946.62                    29181.44
  1995/12/31      26661.42                    29743.47
  1996/01/31      27518.97                    30755.94
  1996/02/29      27786.08                    31041.05
  1996/03/31      28306.34                    31339.97
  1996/04/30      28657.57                    31801.92
  1996/05/31      29015.97                    32622.09
  1996/06/30      29051.81                    32746.38
  1996/07/31      28063.46                    31299.65
  1996/08/31      28727.17                    31959.76
  1996/09/30      29774.34                    33758.45
  1996/10/31      30689.13                    34689.51
  1996/11/30      32598.58                    37311.69
  1996/12/31      32266.89                    36572.55
  1997/01/31      33502.42                    38857.60
IMATRL PRASUN   SHR__CHT 19970131 19970212 115405 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $33,502 - a 235.02% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,858 - a 288.58% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. The stock
market, for example, has a
history of growth in the long
run and volatility in the short
run. In turn, the share price
and return of a fund that
invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the 12 months that ended
January 31, 1997. The Standard
& Poor's 500 Index returned
26.34% during the period - well
above its long-term average of
about 12%. The stock market
spent much of the past 12
months breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again
when the Federal Reserve
Board left short-term interest
rates unchanged and it appeared
inflation would not be an issue for
the foreseeable future. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets
experienced some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance, but rebounded well
and continued their upward track
through the end of January.
An interview with Stephen Petersen, Portfolio Manager of Fidelity Equity-Income Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. Quite well against its peer group, while lagging its index. For the 12-month period that ended January 31, 1997, the fund had a total return of 21.74%, while the equity income funds average, as tracked by Lipper Analytical Services, returned 20.41%. The fund's benchmark, the Standard & Poor's 500 Index, gained 26.34% for the period.
Q. WHY DID THE FUND BEAT THE EQUITY-INCOME FUNDS AVERAGE?
A. I think the biggest reason is that the fund owned more stock in large-capitalization companies, such as General Electric and General Motors, than most of its peers. These investments paid off because large-cap stocks outperformed the rest of the U.S. stock market throughout 1996.
Q. STILL, THE FUND UNDERPERFORMED THE S&P 500 . . .
A. Remember that this fund invests primarily in companies that pay attractive dividends in the marketplace. As part of that philosophy, its guidelines dictate that the fund seek a yield that exceeds that of the S&P 500, which is currently 2%. As a result, the fund was limited in its ability to buy many technology stocks - which proved to be the market leaders over the period - since they tend to be no or low-paying dividend companies. So, I missed out on some big market winners, such as Intel and Microsoft, which are included in this index.
Q. THERE HAS BEEN LITTLE CHANGE IN THE ORDER AND WEIGHTING OF YOUR TOP SECTORS AND EVEN IN YOUR TOP 10 STOCKS OVER THE PAST YEAR. WHY WAS THAT?
A. As a general trend, the fund has stayed with its proven winners. Most of the same sectors - finance and energy - have continued to perform well and remain the most attractive. Likewise, the fund's top stocks, such as Philip Morris and British Petroleum, continued to turn in solid performances. In fact, my attempts to more fullly diversify the fund with some smaller holdings may have actually hindered it somewhat. Still, I consider diversification to be important to the fund's long-term performance.
Q. FINANCE REMAINED THE FUND'S LARGEST SECTOR - MAKING UP ALMOST 22% OF THE FUND. WHY WAS IT SO ATTRACTIVE?
A. The underlying fundamentals of the finance sector - especially banks, consumer finance businesses and insurance companies - continued to look good. These industries have gone through a fair amount of restructuring over the past few years. They have focused on their top-performing businesses, sold unprofitable ones and consolidated operations. An example of a bank that benefited from restructuring is one of my top 10 holdings, Bank of New York, which has concentrated on fee-oriented businesses, such as processing stock transactions. The banking industry also was characterized by many mergers and acquisitions, which was positive news both for acquiring companies and for those that were acquired.
Q. AND INSURANCE COMPANIES . . . WHY DID THEY CONTINUE TO LOOK GOOD?
A. Consumer-oriented insurance companies - those selling personal, automobile and homeowners coverage, such as Allstate and ITT Hartford - also have undergone notable restructuring and, as a result, turned in a strong performance. Going forward, the outlook for both banks and insurance companies remains good, with some forecasts predicting that they could outperform the overall market next year.
Q. HOW ABOUT THE FUND'S HOLDINGS IN THE ENERGY SECTOR?
A. Energy stocks made up about 12% of the fund at the end of the period, up slightly from a year ago. The fund's exposure was mostly in large, multi-national energy companies, such as British Petroleum, Mobil and Royal Dutch Petroleum. These companies all have undergone significant restructuring programs over the past five years. They've streamlined operations, rid themselves of unprofitable businesses and concentrated on the energy businesses they know best, which has resulted in better performance. In 1996, the sector outlook further improved as energy prices rose because global energy demand increased.
Q. WERE THERE OTHER REASONS ENERGY LOOKED GOOD?
A. Yes. As these energy companies have become more efficient, they've also become more prudent about not holding large inventories. This way they were better positioned to profit from rising energy demand and energy prices. Finally, theprice of natural gas, especially in the United States, rallied during the period. It was this confluence of factors that caused energy prices to move up quite dramatically over the period, especially the past six months.
Q. WERE THERE ANY SECTORS THAT HAD DISAPPOINTING PERFORMANCE?
A. Yes. Utilities underperformed the market. The sector, which includes electric, telephone and gas utilities, was disappointing largely because telephone and electric utilities were negatively affected by concerns about deregulation, which is expected to take place in the next couple of years. To the market, deregulation or open competition usually means lower prices. And lower prices can mean smaller profits for utilities because of their large fixed costs, such as copper telephone wires and huge electric power plants. I still think that in the interim, before deregulation of the telephone and electric industries becomes a reality, these utilities will show good earnings, but the market remains cautious. As a result, the fund's holdings in this sector dropped over the past year due mostly to poor performance, relative to the fund's other investments. That is, as the rest of the fund appreciated, utilities dropped in proportion to the other sectors.
Q. COULD YOU DESCRIBE THE FUND'S FOREIGN HOLDINGS?
A. Sure. I invested about 14% of the fund in a variety of stocks that performed well, including automobile companies, such as Volvo and Toyota, and such energy companies as British Petroleum. I also had a fairly good size exposure in Canadian banks, such as Royal Bank of Canada and National Bank of Canada. This investment paid off because the Toronto Stock Exchange index was up by about 26% last year, and Canadian banks outperformed the overall Canadian market.
Q. HOW DOES THE INVESTING ENVIRONMENT LOOK GOING FORWARD?
A. It looks like it's going to be pretty much more of the same. That is, the overall economic environment appears to be reasonably good. I anticipate relatively slow but steady earnings growth. Inflation doesn't look like a major issue, and I don't sense that interest rates will increase all that significantly. Basically, the environment is similar to what it was at the beginning of last year and the beginning of 1995 as well. The bad news is that when most people agree on a trend in the market, as they do right now, it's usually a sign that the trend is about to end. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: above-average
income and long-term capital
growth by investing mainly in
the equity securities of
companies in the real estate
industry
FUND NUMBER: 303
TRADING SYMBOL: FRESX
START DATE: November 17, 1986
SIZE: as of January 31,
1997, more than $2.1 billion
MANAGER: Barry Greenfield,
since 1986; manager,
Fidelity Fund, 1982-1993;
joined Fidelity in 1968
(checkmark)
BARRY GREENFIELD DISCUSSES THE
UNIQUE CHARACTERISTICS OF
REITS AND SPECIFIC SECTOR
PERFORMANCE:
"While REITs are typically
classified as common stocks,
they are very much their own
animal. They're almost
chameleon-like in that they
take on different characteristics
at different intervals. Pricing
on REITs is determined by
growth on the upside and
supported by yield on the
downside. When REITs are
declining in value, their
liquidating value or yield
becomes important. When
REITs are rising in value, the
earnings growth rate becomes
vital. I liken them to a
basketball player who goes in
for a slam dunk and then has
to immediately turn around
and play defense. REITs play
both offense and defense,
too.
"In terms of sectors, the
downtown office building
market and hotels performed
well, primarily due to strong
earnings growth. The major
mall sector benefited from
some large-scale mergers,
but the rest of the retail sector
turned in a sub-par
performance."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                    2.7            2.4

Philip Morris Companies, Inc.           2.7            2.9

British Petroleum PLC ADR               2.4            2.2

American Express Co.                    2.0            1.7

Federal National Mortgage Association   1.9            1.9

Allstate Corp.                          1.5            1.2

Schlumberger Ltd.                       1.3            0.9

Bank of New York Co., Inc.              1.2            0.9

General Motors Corp.                    1.1            1.5

Chrysler Corp.                          1.0            1.1

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET SECTORS
                                  6 MONTHS AGO

Finance            21.8           19.7

Energy             12.4           12.2

Utilities          8.8            8.3

Basic Industries   7.7            7.6

Durables           7.0            8.3

ASSET ALLOCATION
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 6.1
Row: 1, Col: 3, Value: 8.300000000000001
Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 40.0
Row: 1, Col: 6, Value: 41.2
Stocks 83.3%
Bonds 0.9%
Convertible
securities 8.7%
Short-term
investments 7.0%
Other investments 0.1%
FOREIGN
INVESTMENTS 14.0%
Stocks 85.2%
Bonds 0.3%
Convertible
securities 8.3%
Short-term
investments 6.1%
Other investments 0.1%
FOREIGN
INVESTMENTS 14.2%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 8.699999999999999
Row: 1, Col: 4, Value: 2.9
Row: 1, Col: 5, Value: 40.0
Row: 1, Col: 6, Value: 39.4
*
**
INVESTMENTS JANUARY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.1%
AEROSPACE & DEFENSE - 1.8%
Boeing Co.   184,289 $ 19,742
Gulfstream Aerospace Corp. (a)  427,800  9,893
Harsco Corp.   561,200  39,354
Lockheed Martin Corp.   1,107,500  101,890
Northrop Grumman Corp.   594,300  46,430
Rockwell International Corp.   570,800  37,530
Thiokol Corp.   230,900  12,930
  267,769
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   885,400  40,618
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.   690,880  11,054
TOTAL AEROSPACE & DEFENSE   319,441
BASIC INDUSTRIES - 7.1%
CHEMICALS & PLASTICS - 3.2%
Air Products & Chemicals, Inc.   199,500  14,239
AKZO Nobel NV  143,200  20,115
American Azide (warrants) (a)(g)  360  -
American Pacific Corp. (warrants) (a)(g)  214,286  54
DSM NV  68,500  6,410
Dow Chemical Co.   323,100  24,919
du Pont (E.I.) de Nemours & Co.   1,081,700  118,581
Ethyl Corp.   1,084,900  9,493
Great Lakes Chemical Corp.   709,800  30,610
Hoechst AG Ord.   385,000  16,154
IMC Global, Inc.   306,900  11,701
ICI (Imperial Chemical Industries) PLC Class L  1,335,300  16,172
ICI (Imperial Chemical Industries) PLC ADR Class L (New)   165,100  8,111
Lyondell Petrochemical Co.   397,300  9,337
Millenium Chemicals, Inc.   1,097,257  21,808
Nalco Chemical Co.   954,200  33,874
Union Carbide Corp.   1,959,800  88,926
Witco Corp.   1,506,600  44,820
  475,324
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.2%
Allegheny Teledyne, Inc.   316,200 $ 7,510
Armco, Inc. (a)  991,600  4,462
Inland Steel Industries, Inc.   403,200  7,711
Lukens, Inc.   520,100  10,012
  29,695
METALS & MINING - 2.4%
Alcan Aluminium Ltd.   965,700  34,124
Alumax, Inc. (a)  1,819,484  63,682
Aluminum Co. of America  1,493,348  103,041
Inco Ltd.   1,209,500  41,123
Kaiser Aluminum Corp. (a)  980,200  12,620
Metallgesellschaft AG Ord. (a)  288,600  5,811
Noranda, Inc.   621,200  14,826
Pechiney SA Class A  682,322  27,589
Phelps Dodge Corp.   169,100  11,816
Reynolds Metals Co.   775,242  46,806
  361,438
PACKAGING & CONTAINERS - 0.1%
Tupperware Corp.   488,300  22,889
PAPER & FOREST PRODUCTS - 1.2%
Boise Cascade Corp.   486,100  16,770
Champion International Corp.   990,400  41,473
Fort Howard Corp. (a)  297,200  9,436
Georgia-Pacific Corp.   264,300  19,459
International Paper Co.   500,530  20,459
Weyerhaeuser Co.   1,530,700  69,647
  177,244
TOTAL BASIC INDUSTRIES   1,066,590
CONGLOMERATES - 3.0%
AlliedSignal, Inc.   1,323,600  92,983
American Standard Companies, Inc. (a)  1,111,700  45,163
Brascan Ltd. Class A  2,608,100  59,634
GenCorp, Inc.   822,700  16,043
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - CONTINUED
Textron, Inc.   519,100 $ 50,547
Tyco International Ltd.   1,500,600  85,722
United Technologies Corp.   1,500,600  104,666
  454,758
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   27,700  1,967
Dexter Corp.   587,700  17,778
Masco Corp.   751,800  25,937
  45,682
CONSTRUCTION - 0.2%
Kaufman & Broad Home Corp.   283,000  3,997
Lennar Corp.   467,100  12,437
Ryland Group, Inc.   512,600  6,664
  23,098
ENGINEERING - 0.1%
EG&G, Inc.   444,800  9,452
REAL ESTATE - 0.0%
Fastighets AB Tornet  528,030  6,627
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Arden Realty Group, Inc.   86,200  2,306
Cali Realty Corp.   49,000  1,617
Equity Residential Properties Trust (SBI)  873,500  37,561
First Industrial Realty Trust, Inc.   239,400  6,943
Liberty Property Trust (SBI)  135,500  3,489
Macerich Co.   469,400  12,909
Patriot American Hospitality, Inc.  218,900  10,288
Public Storage, Inc.   328,700  9,614
Weeks Corp.   180,100  6,505
  91,232
TOTAL CONSTRUCTION & REAL ESTATE   176,091
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 6.4%
AUTOS, TIRES, & ACCESSORIES - 5.2%
Bayerische Motoren Werke (BMW) AG  39,700 $ 25,417
Chrysler Corp.   4,446,700  155,079
Cummins Engine Co., Inc.   189,500  9,972
Dana Corp.   400,900  13,079
Eaton Corp.   756,300  52,941
General Motors Corp.   2,684,035  158,358
Genuine Parts Co.   48,400  2,136
Goodyear Tire & Rubber Co.   460,600  25,103
Honda Motor Co. Ltd.   749,000  20,047
Johnson Controls, Inc.   585,100  50,319
Michelin SA (Compagnie Generale des Etablissements) Class B  337,900
19,367
Modine Manufacturing Co.   772,900  22,028
Scania AB, Series B sponsored ADR  54,800  1,384
Snap-on Tools Corp.   1,263,500  47,065
Standard Products Co.   209,800  4,694
TRW, Inc.   491,200  24,928
Toyota Motor Corp.   1,801,000  46,423
Volkswagen AG  60,700  28,362
Volvo AB:
Class B  2,485,100  59,298
 Class B ADR  396,900  9,475
  775,475
CONSUMER DURABLES - 0.1%
Swedish Match Co.   2,042,400  6,901
Swedish Match Co. ADR  39,690  1,330
  8,231
CONSUMER ELECTRONICS - 0.6%
Matsushita Electric Industrial Co. Ltd.   1,176,000  17,723
Maytag Co.   1,723,600  35,334
Whirlpool Corp.   819,300  41,681
  94,738
TEXTILES & APPAREL - 0.5%
Burlington Industries, Inc. (a)  828,500  9,942
Kellwood Co. (f)  1,255,400  27,933
Stride Rite Corp.   744,200  8,930
Unifi, Inc.   1,142,000  34,831
  81,636
TOTAL DURABLES   960,080
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 11.2%
ENERGY SERVICES - 2.3%
Baker Hughes, Inc.   479,700 $ 18,708
Dresser Industries, Inc.   1,719,700  58,255
Halliburton Co.   837,400  60,607
McDermott International, Inc.   591,300  10,791
Schlumberger Ltd.   1,794,800  199,447
  347,808
OIL & GAS - 8.9%
Amerada Hess Corp.   547,500  32,303
Amoco Corp.   885,400  77,030
Atlantic Richfield Co.   915,400  121,062
British Petroleum PLC:
 ADR  2,498,836  353,898
 Ord.  7,151,182  84,203
Burlington Resources, Inc.   494,700  24,611
Exxon Corp.   276,300  28,632
Kerr-McGee Corp.   384,100  26,407
Mobil Corp.   534,200  70,114
Occidental Petroleum Corp.   1,518,600  38,724
Phillips Petroleum Co.   714,600  31,532
Royal Dutch Petroleum Co. ADR  816,300  141,628
Santa Fe Energy Resources, Inc. (a)  751,600  11,180
Total SA:
Class B  997,243  85,800
 sponsored ADR  1,376,692  59,370
USX-Marathon Group   2,665,100  70,958
Union Pacific Resources Group, Inc.   331,200  9,397
Unocal Corp.   1,678,662  70,713
  1,337,562
TOTAL ENERGY   1,685,370
FINANCE - 20.2%
BANKS - 8.3%
Bank of Boston Corp.   930,372  66,289
Bank of New York Co., Inc.   4,904,917  179,643
BankAmerica Corp.   1,129,500  126,080
Canadian Imperial Bank of Commerce  1,077,500  48,314
Chase Manhattan Corp.   879,000  81,308
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Citicorp  522,500 $ 60,806
Comerica, Inc.   1,038,826  59,343
Credit Communal Holding Dexia (h)  116,800  11,119
Credit Local de France SA  92,304  8,259
Den Danske Bank Group AS  268,000  22,175
Den Norske Bank AS (h)  7,723,100  31,792
Den Norske Bank AS Class A Free shares  508,100  2,092
First Bank System, Inc.   1,119,500  85,082
First Tennessee National Corp.   467,000  18,914
Fleet Financial Group, Inc.   1,053,998  56,916
Fuji International Trust unit sponsored ADR (h)  332  6,964
HSBC Holdings PLC  780,069  18,170
National Bank of Canada  4,246,800  44,926
NationsBank Corp.   1,411,979  152,494
Norwest Corp.   1,159,734  55,232
Nordbanken AB (h)  234,000  7,584
Royal Bank of Canada  1,776,800  65,688
Sparbanken Sverige AB Class A (h)  1,156,300  18,340
Sparebanken Norway primary shares certificates  385,100  12,231
  1,239,761
CREDIT & OTHER FINANCE - 3.9%
American Express Co.   4,759,800  296,893
Beneficial Corp.   588,300  39,563
Edper Group Ltd. (The) Class A (ltd. vtg.)  1,961,600  30,945
First Chicago NBD Corp.   2,467,053  140,930
Household International, Inc.   570,278  56,529
Sakura Finance Bermuda Trust sponsored ADR (h)  362  15,404
Trilon Financial Corp. Class A  1,317,700  7,336
  587,600
FEDERAL SPONSORED CREDIT - 1.9%
Federal National Mortgage Association  7,200,000  284,400
INSURANCE - 5.0%
Aetna, Inc.   991,800  78,352
Allstate Corp.   3,397,485  223,385
American Bankers Insurance Group, Inc.   936,220  51,960
American Financial Group, Inc.   1,374,000  49,636
CIGNA Corp.   309,100  46,867
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
General Re Corp.   330,100 $ 53,311
Highlands Insurance Group, Inc. (a)(f)  747,690  17,103
ITT Hartford Group, Inc.   1,536,700  112,755
MBIA, Inc.   133,100  12,794
Provident Companies, Inc.   490,400  24,091
Providian Corp.   345,000  18,587
Reliastar Financial Corp.   1,125,483  62,465
  751,306
SAVINGS & LOANS - 0.6%
Washington Mutual, Inc.   1,695,640  92,094
SECURITIES INDUSTRY - 0.5%
Bear Stearns Companies, Inc.   590,609  17,718
First Marathon Inc. Class A (non-vtg.)  1,105,300  14,523
Lehman Brothers Holdings, Inc.   888,760  28,107
Nomura Securities Co. Ltd.   898,000  11,463
  71,811
TOTAL FINANCE   3,026,972
HEALTH - 3.1%
DRUGS & PHARMACEUTICALS - 2.2%
American Home Products Corp.   475,600  30,141
Bristol-Myers Squibb Co.   858,400  109,017
Pharmacia & Upjohn, Inc.   1,755,700  65,400
Pfizer, Inc.   396,500  36,825
Schering-Plough Corp.   942,400  71,269
Takeda Chemical Industries Ltd.   1,199,000  23,599
  336,251
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   981,620  25,154
Bausch & Lomb, Inc.   516,600  17,500
Baxter International, Inc.   237,900  10,973
Johnson & Johnson  762,800  43,956
  97,583
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.2%
Foundation Health Corp. (a)  381,000 $ 12,668
Health Systems International, Inc. (a)  662,200  17,135
  29,803
TOTAL HEALTH   463,637
HOLDING COMPANIES - 0.4%
CINergy Corp.   1,039,198  35,852
U.S. Industries, Inc. (a)  850,680  28,817
  64,669
INDUSTRIAL MACHINERY & EQUIPMENT - 6.5%
ELECTRICAL EQUIPMENT - 3.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA  308,765  30,584
Emerson Electric Co.   248,700  24,559
General Electric Co.   3,985,700  410,527
Omron Corp.   1,018,000  16,515
Westinghouse Electric Corp.   1,884,800  34,633
  516,818
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
Caterpillar, Inc.   556,400  43,191
Cooper Industries, Inc.   907,772  39,148
Goulds Pumps, Inc.   159,700  3,733
Harnischfeger Industries, Inc.   173,500  7,699
Ingersoll-Rand Co.   849,400  38,754
Keystone International, Inc.   1,457,200  28,598
Parker-Hannifin Corp.   819,600  35,345
Regal-Beloit Corp.   268,800  5,107
Stewart & Stevenson Services, Inc.   536,500  13,345
Tenneco, Inc.   503,400  20,136
TRINOVA Corp.   247,200  9,517
  244,573
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.4%
Browning-Ferris Industries, Inc.   2,299,000 $ 74,717
Safety Kleen Corp.   1,016,300  16,388
WMX Technologies, Inc.   2,722,200  99,701
Zurn Industries, Inc. (f)  760,800  18,354
  209,160
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   970,551
MEDIA & LEISURE - 1.8%
BROADCASTING - 0.0%
Evergreen Media Corp. Class A (a)  210,625  6,529
ENTERTAINMENT - 0.3%
Viacom, Inc. (a):
Class A  19,900  677
 Class B (non-vtg.)  1,221,500  41,836
  42,513
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   112,400  2,824
Hasbro, Inc.   692,500  27,354
Outboard Marine Corp.   980,200  16,296
  46,474
LODGING & GAMING - 0.4%
ITT Corp. (a)  1,014,400  57,948
PUBLISHING - 0.7%
ACNielsen Corp. (a)  1,319,433  21,607
Cognizant Corp.   496,000  15,934
Dow Jones & Co., Inc.   163,900  6,495
Dun & Bradstreet Corp.   712,100  17,090
Harcourt General, Inc.   337,600  15,276
Hollinger International, Inc. Class A  536,900  6,174
Houghton Mifflin Co.   109,200  5,910
McGraw-Hill, Inc.   147,200  7,323
Mondadori Arnoldo Editore Spa  892,600  7,625
  103,434
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.1%
Brinker International, Inc. (a)  666,400 $ 7,247
Darden Restaurants, Inc.   1,603,200  11,623
  18,870
TOTAL MEDIA & LEISURE   275,768
NONDURABLES - 5.7%
BEVERAGES - 0.2%
PepsiCo, Inc.   823,700  28,727
Stroh Brewery Co. (warrants) (a)  6,266  22
  28,749
FOODS - 1.2%
General Mills, Inc.   900,400  61,002
Goodman Fielder Ltd. Ord.   23,567,239  28,747
Grand Metropolitan PLC  1,060,123  7,846
Kellogg Co.   293,500  20,435
RalCorp Holdings, Inc. (a)  670,300  15,417
Ralston Purina Co.  534,200  42,001
  175,448
HOUSEHOLD PRODUCTS - 0.7%
Dial Corp.   253,800  3,491
Premark International, Inc.   882,200  20,291
Rubbermaid, Inc.   1,914,800  44,280
Tambrands, Inc.   645,900  26,481
Unilever PLC Ord.   795,500  17,802
  112,345
TOBACCO - 3.6%
BAT Industries PLC:
Ord.   2,249,561  17,424
 sponsored ADR  163,900  2,602
Dimon, Inc.   458,450  10,888
Philip Morris Companies, Inc.   3,418,500  406,374
RJR Nabisco Holdings Corp.   2,297,760  75,252
Universal Corp.   740,500  22,956
  535,496
TOTAL NONDURABLES   852,038
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   531,100 $ 21,178
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.9%
Charming Shoppes, Inc. (a)  674,600  3,204
Footstar, Inc. (a)  272,754  6,171
Limited, Inc. (The)  2,356,139  40,349
Payless ShoeSource, Inc. (a)  811,328  30,425
TJX Companies, Inc.   1,310,732  52,102
  132,251
DRUG STORES - 0.2%
CVS Corp.   874,800  37,835
GENERAL MERCHANDISE STORES - 2.3%
Coles Myer Ltd.   1,574,377  5,953
Dayton Hudson Corp.   709,900  26,710
Dillard Department Stores, Inc. Class A  481,700  14,391
Federated Department Stores, Inc. (a)  1,672,267  54,976
May Department Stores Co. (The)  666,100  29,641
Sears, Roebuck & Co.   1,428,600  68,573
Wal-Mart Stores, Inc.   5,795,500  137,643
Woolworth Corp. (a)  315,500  6,428
  344,315
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Fingerhut Companies, Inc.   776,400  11,548
Tandy Corp.   832,500  37,671
Toys "R" Us, Inc. (a)  1,749,700  43,743
  92,962
TOTAL RETAIL & WHOLESALE   607,363
SERVICES - 1.1%
LEASING & RENTAL - 0.3%
GATX Corp.   804,000  39,295
PRINTING - 0.6%
Deluxe Corp.   986,100  30,322
Donnelley (R.R.) & Sons Co.   1,087,100  33,972
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - CONTINUED
Ennis Business Forms, Inc.   340,000 $ 3,698
Moore Corporation Ltd.   542,000  11,387
New England Business Service, Inc.   577,800  11,989
  91,368
SERVICES - 0.2%
Block (H&R), Inc.   713,040  21,124
Jostens, Inc.   534,400  11,022
  32,146
TOTAL SERVICES   162,809
TECHNOLOGY - 2.3%
COMMUNICATIONS EQUIPMENT - 0.1%
Lucent Technologies, Inc.   351,760  19,083
COMPUTER SERVICES & SOFTWARE - 0.1%
Learning Co., Inc. (a)  423,100  5,341
NCR Corp. (a)  44,987  1,704
Sabre Group Holdings, Inc. Class A (a)  82,300  2,212
  9,257
COMPUTERS & OFFICE EQUIPMENT - 0.9%
Digital Equipment Corp. (a)  499,400  18,727
International Business Machines Corp.   525,200  82,588
Unisys Corp. (a)  734,400  5,049
Xerox Corp.   557,543  32,686
  139,050
ELECTRONICS - 0.5%
AMP, Inc.   837,400  34,125
Nitto Denko Corp.   860,000  11,898
Thomas & Betts Corp.   447,600  20,981
  67,004
PHOTOGRAPHIC EQUIPMENT - 0.7%
Eastman Kodak Co.   669,900  58,113
Fuji Photo Film Co. Ltd.   1,112,000  33,700
Polaroid Corp.   413,700  18,203
  110,016
TOTAL TECHNOLOGY   344,410
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.2%
Viad Corp.   1,946,500 $ 30,658
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   489,200  42,805
CSX Corp.   1,110,500  53,859
  96,664
TOTAL TRANSPORTATION   127,322
UTILITIES - 7.9%
ELECTRIC UTILITY - 2.8%
Allegheny Power System, Inc.   647,100  19,817
American Electric Power Co., Inc.   1,447,000  59,870
Central Maine Power Co.   488,300  5,432
CILCORP, Inc.   157,200  6,052
DQE, Inc.   235,700  6,747
DPL, Inc.   1,018,650  24,957
El Paso Electric Co. (a)  17,600  128
Entergy Corp.   1,779,800  47,832
Illinova Corp.   1,096,300  28,915
National Grid Co. PLC  3,989,600  13,294
Northeast Utilities  1,179,200  15,477
PECO Energy Co.   462,400  10,635
PG&E Corp.   1,190,300  27,079
PacifiCorp.   663,300  14,095
Pinnacle West Capital Corp.   914,800  28,931
Portland General Corp.   308,900  12,124
Unicom Corp.   247,600  5,850
Veba AG Ord.   1,533,700  84,571
  411,806
GAS - 1.4%
Consolidated Natural Gas Co.   117,400  6,530
El Paso Natural Gas Co.   46,816  2,522
Enron Corp.   351,600  14,504
MCN Corp.   893,000  28,911
Nova Corp.   2,749,200  26,124
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
Pacific Enterprises  1,731,700 $ 52,167
PanEnergy Corp.   784,400  36,180
Questar Corp.   1,131,500  44,270
  211,208
TELEPHONE SERVICES - 3.7%
AT&T Corp.   399,100  15,715
ALLTEL Corp.   406,900  13,072
Ameritech Corp.   1,668,700  99,705
BCE, Inc.   849,400  42,784
Bell Atlantic Corp.   1,050,400  70,639
BellSouth Corp.   1,825,200  80,993
Cam-Net Communications Network, Inc. (a)(g)  1,626,737  325
Frontier Corp.   933,900  20,429
MCI Communications Corp.   496,700  17,447
Manitoba Telecom Services, Inc. (a)  522,400  5,449
NYNEX Corp.   2,091,000  105,857
SBC Communications, Inc.   1,260,500  69,170
Telus Corp.   1,175,900  16,891
WorldCom, Inc. (a)  10,827  272
  558,748
TOTAL UTILITIES   1,181,762
TOTAL COMMON STOCKS
(Cost $8,743,577)   12,760,809
PREFERRED STOCKS - 4.7%
CONVERTIBLE PREFERRED STOCKS - 4.5%
BASIC INDUSTRIES - 0.3%
IRON & STEEL - 0.1%
Armco, Inc. Class A $3.625  276,200  11,877
METALS & MINING - 0.1%
Kaiser Aluminum Corp. $0.97  954,400  11,334
PACKAGING & CONTAINERS - 0.0%
Crown Cork & Seal, Inc. $1.88  110,400  5,934
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.1%
International Paper Co. $2.625 (h)  302,600 $ 14,070
TOTAL BASIC INDUSTRIES   43,215
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Federal Mogul Corp. $1.9375 (h)  242,200  16,015
ENERGY - 0.5%
OIL & GAS - 0.5%
Atlantic Richfield Co. $2.23  579,200  13,321
Occidental Petroleum Corp. $3.00  684,900  45,974
Santa Fe Energy Resources, Inc. $0.732  332,400  4,238
Tosco Financing Trust $2.875 (h)  76,600  4,213
Unocal Capital Trust $3.125  238,600  13,869
  81,615
FINANCE - 0.8%
BANKS - 0.1%
NationBank Corp. 7%, depositary shares  321,100  19,507
INSURANCE - 0.5%
Aetna, Inc. Class C 6.25%  335,700  26,268
American Bankers Insurance Group, Inc., Series B, $3.125 37,900 2,492 Conseco, Inc. $4.27875 233,900 30,436
St. Paul Capital LLC $3.00  162,900  9,367
  68,563
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co, Inc. $2.3906  329,100  12,999
Salomon, Inc. $2.03  490,100  15,806
Salomon, Inc. $3.484   63,800  3,908
  32,713
TOTAL FINANCE   120,783
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Loral Space & Communications Ltd. $3.00 (h)  301,200 $ 16,377
Westinghouse Electric Corp. $1.30 (h)  2,056,400  33,931
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   50,308
MEDIA & LEISURE - 0.5%
ENTERTAINMENT - 0.2%
Time Warner Financing Trust $1.24  801,500  31,459
LEISURE DURABLES & TOYS - 0.0%
Tyco Toys, Inc. $0.4125 depositary shares  341,300  3,413
LODGING & GAMING - 0.2%
Hilton Hotels Corp. $0.89  602,400  16,190
Host Marriott Financial Trust $3.375 (h)  94,300  5,269
  21,459
PUBLISHING - 0.1%
Hollinger International, Inc. $0.95  1,329,800  14,960
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  956,400  -
  14,960
TOTAL MEDIA & LEISURE   71,291
NONDURABLES - 0.8%
FOODS - 0.3%
Chiquita Brands International, Inc.:
 Series A, $2.875  497,300  23,124
 Series B, $3.75   200,100  11,556
Dole Food Automatic Common Exchange Security Trust  283,900  11,001
  45,681
TOBACCO - 0.5%
RJR Nabisco Holdings Corp. depositary shares  10,785,300  71,453
TOTAL NONDURABLES   117,134
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   47,800 $ 10,277
GENERAL MERCHANDISE STORES - 0.2%
K mart Financing I $3.875  597,400  30,467
TOTAL RETAIL & WHOLESALE   40,744
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Labs, Inc. $3.25 (h)  177,700  9,463
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
Trans World Airlines, Inc. $4.00 (h)  175,500  3,642
UTILITIES - 0.8%
CELLULAR - 0.3%
AirTouch Communications, Inc. Class B $1.74  1,328,700  36,872
GAS - 0.2%
Enron Corp. Series J, $10.50  31,800  17,903
Williams Companies, Inc. $3.50  166,600  15,765
  33,668
TELEPHONE SERVICES - 0.3%
Enhance Financial Services Group, Inc. $7.625  378,300  12,389
WorldCom, Inc. 8%, depositary shares  350,500  31,063
  43,452
TOTAL UTILITIES   113,992
TOTAL CONVERTIBLE PREFERRED STOCKS   668,202
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Volkswagen AG  84,600 $ 30,954
TOTAL PREFERRED STOCKS
(Cost $595,749)   699,156
CORPORATE BONDS - 4.1%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (E) AMOUNT (D) (000S)
CONVERTIBLE BONDS - 3.8%
BASIC INDUSTRIES - 0.3%
IRON & STEEL - 0.1%
Hexcel Corp. 7%, 8/1/03  B2 $ 6,758  9,225
METALS & MINING - 0.2%
Inco Ltd. 5 3/4%, 7/1/04  Baa  20,000  25,200
TOTAL BASIC INDUSTRIES   34,425
CONGLOMERATES - 0.0%
GenCorp, Inc. 8%, 8/1/02  B1  3,415  4,166
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property Trust 8%, 7/1/01  B1  1,358  1,738
DURABLES - 0.0%
CONSUMER ELECTRONICS - 0.0%
Matsushita Electric Industrial Co. Ltd.
1.30%, 3/29/02  Aa2 JPY 155,000  1,477
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - CONTINUED
ENERGY - 0.7%
ENERGY SERVICES - 0.1%
Baker Hughes, Inc. 0%, 5/5/08  A2 $ 18,959 $ 15,001
OIL & GAS - 0.6%
Pennzoil Co.:
6 1/2%, 1/15/03  Baa  43,742  69,112
 4 3/4%, 10/1/03  Baa  22,210  25,764
  94,876
TOTAL ENERGY   109,877
FINANCE - 0.8%
CREDIT & OTHER FINANCE - 0.4%
Edper Group Ltd. (The) Class A
7%, 5/31/06 (Installment receipts) (h)(j)  - CAD 14,000  9,873
MBL International Finance of Bermuda
3%, 11/30/02  Aa2  28,340  27,844
Volkswagen International Finance NV gtd.
 3%, 1/24/02 (h)  -  18,750  19,078
  56,795
INSURANCE - 0.4%
Fremont General Corp. liquid yield option notes
0%, 10/12/13  Ba2  93,910  54,703
TOTAL FINANCE   111,498
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A2  22,111  21,890
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.1%
Jacor Communications, Inc. liquid yield
option notes 0%, 6/12/11  B3  18,322  8,153
Home Shopping Network, Inc.
5 7/8%, 3/1/06 (h)  B-  3,350  3,275
  11,428
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.0%
Hilton Hotels Corp. 5%, 5/15/06  Baa $ 6,610 $ 7,139
PUBLISHING - 0.1%
News America Holdings, Inc. liquid yield
option notes 0%, 3/11/13  Baa  19,220  8,649
TOTAL MEDIA & LEISURE   27,216
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.1%
Baker (J.), Inc. 7%, 6/1/02   B3  13,170  10,602
Charming Shoppes, Inc. 7 1/2%, 7/15/06  B2  5,338  5,111
  15,713
GENERAL MERCHANDISE STORES - 0.2%
Federated Department Stores, Inc. 5%, 10/1/03  Ba3  25,720  29,064
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Comcast Corp. 1 1/8%, 4/15/07   B1  25,390  13,076
Home Depot, Inc. 3 1/4%, 10/1/01  A1  24,060  23,338
  36,414
TOTAL RETAIL & WHOLESALE   81,191
SERVICES - 0.1%
ADT Operations, Inc. liquid yield
option notes 0%, 7/6/10  Ba3  19,295  12,518
TECHNOLOGY - 0.9%
COMPUTER SERVICES & SOFTWARE - 0.3%
Automatic Data Processing, Inc. 0%, 2/20/12  Aa3  23,800  13,001
National Data Corp. 5%, 11/1/03  -  1,840  1,865
Softkey International, Inc.
5 1/2%, 11/1/00 (h)  -  28,760  23,655
  38,521
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Apple Computer, Inc. 6%, 6/1/01 (h)  CCC $ 17,780 $ 15,046
Silicon Graphics, Inc. 0%, 11/2/13 (h)  B1  37,400  20,383
Unisys Corp. 8 1/4%, 3/15/06  B3  25,009  30,386
  65,815
ELECTRONICS - 0.2%
Cirrus Logic, Inc. 6%, 12/15/03 (h)  B3  13,090  11,814
National Semiconductor Corp.
6 1/2%, 10/1/02 (h)  Ba2  19,270  19,487
  31,301
TOTAL TECHNOLOGY   135,637
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc.
6 3/4%, 4/15/06 (h)  B2  9,150  10,225
UTILITIES - 0.1%
GAS - 0.0%
SFP Pipeline Holdings, Inc. 0%, 8/15/10   Baa  3,690  4,576
TELEPHONE SERVICES - 0.1%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/98 (c)(g)  -  4,225  1,479
MIDCOM Communications, Inc.
8 1/4%, 8/15/03 (h)  -  12,810  11,977
  13,456
TOTAL UTILITIES   18,032
TOTAL CONVERTIBLE BONDS   569,890
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (000S)
NONCONVERTIBLE BONDS - 0.3%
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
American Pacific Corp. 11%, 2/21/02 (h)  - $ 2,625 $ 2,494
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
WCI Communities LP 17%, 7/24/98 (g)  -  1,280  1,280
DURABLES - 0.3%
AUTOS, TIRES, & ACCESSORIES - 0.3%
Daimler-Benz Capital AG  unit 4 1/8%, 7/5/03  A1 DEM 51,030  40,331
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
American Media, Inc. unit 0%, 5/15/97  B1  8,230  7,819
TOTAL NONCONVERTIBLE BONDS   51,924
TOTAL CORPORATE BONDS
(Cost $579,896)   621,814
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Bardell Associates Note Trust 12 1/2%, 11/1/08 (g)
(Cost $2,810)  -  2,758  2,930
INDEXED SECURITIES - 0.0%
Merrill Lynch & Co. Inc. Japan Index equity
participation securities 0%, 1/31/00
(Cost $4,187)  Aa3  5,000  4,950
PURCHASED BANK DEBT - 0.0%
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $341)  -  450  419
CASH EQUIVALENTS - 6.1%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $916,702)  916,702,191 $ 916,702
PURCHASED OPTIONS - 0.1%
    EXPIRATION DATE UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE       (000S)
Swiss Bank Corp. OTC Put Option
on 3,472,000,000 Japanese Yen   July 97/124 $ 28,623  409
Bank of America OTC Put Option
on 11,760,000,000 Japanese Yen   Mar. 97/112  96,950  7,571
TOTAL PURCHASED OPTIONS
(Cost $1,034)   7,980
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,844,296)  $ 15,014,760
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
DEM - German deutsche mark
JPY - Japanese yen
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. Affiliated company (see Note 7 of Notes to Financial Statements).
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)

American Azide
 (warrants) 8/25/96 $ -
American Pacific Corp.
 (warrants) 8/26/96 $ 54
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 2,810
Cam-Net Communications
 Network, Inc.  4/12/96 $ 1,271
Cam-Net Communications
 Network, Inc. 11 1/2%,
 4/4/98 4/12/96 $ 3,381
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 1,264
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $341,490,000 or 2.3% of net assets.
9. Purchased on an installment basis. Market value reflects only those payments made through 1/31/97. The remaining installment aggregating CAD 7,000,000 is due 6/12/97.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  85.8%
United Kingdom  3.5
Canada  3.3
France  1.5
Germany  1.3
Netherlands   1.3
Japan  1.2
Others (individually less than 1%)  2.1
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $10,849,414,000. Net unrealized appreciation aggregated $4,165,346,000, of which $4,336,451,000, related to appreciated investment securities and $171,105,000 related to depreciated investment securities. The fund hereby designates approximately $63,764,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997

ASSETS

Investment in securities, at value (cost $10,844,296) -                      $ 15,014,760
See accompanying schedule

Receivable for investments sold                                               56,712

Receivable for fund shares sold                                               56,646

Dividends receivable                                                          27,685

Interest receivable                                                           9,566

Other receivables                                                             2,179

 TOTAL ASSETS                                                                 15,167,548

LIABILITIES

Payable for investments purchased                                 $ 40,930

Payable for fund shares redeemed                                   26,947

Accrued management fee                                             5,615

Other payables and accrued expenses                                3,628

Collateral on securities loaned, at value                          66,533

 TOTAL LIABILITIES                                                            143,653

NET ASSETS                                                                   $ 15,023,895

Net Assets consist of:

Paid in capital                                                              $ 10,602,586

Undistributed net investment income                                           22,089

Accumulated undistributed net realized gain (loss) on                         228,852
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 4,170,368
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 337,852 shares outstanding                                   $ 15,023,895

NET ASSET VALUE, offering price and redemption price per                      $44.47
share ($15,023,895 (divided by) 337,852 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED JANUARY 31, 1997

INVESTMENT INCOME                                                        $ 322,030
Dividends (including $883 received from affiliated
issuers)

Interest (including income on securities loaned of $374)                  77,685

                                                                          399,715

Less foreign taxes withheld                                               (4,903)

 TOTAL INCOME                                                             394,812

EXPENSES

Management fee                                              $ 56,664

Transfer agent fees                                          25,849

Accounting and security lending fees                         908

Non-interested trustees' compensation                        60

Custodian fees and expenses                                  597

Registration fees                                            903

Audit                                                        138

Legal                                                        105

Miscellaneous                                                111

 Total expenses before reductions                            85,335

 Expense reductions                                          (1,788)      83,547

NET INVESTMENT INCOME                                                     311,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                       640,957

 Foreign currency transactions                               17,293       658,250

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       1,609,415

 Assets and liabilities in foreign currencies                (11,778)     1,597,637

NET GAIN (LOSS)                                                           2,255,887

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 2,567,152
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          JANUARY 31,    JANUARY 31,
                                                          1997           1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 311,265      $ 259,285
Net investment income

 Net realized gain (loss)                                  658,250        434,135

 Change in net unrealized appreciation (depreciation)      1,597,637      2,025,512

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,567,152      2,718,932
FROM OPERATIONS

Distributions to shareholders                              (311,393)      (243,784)
From net investment income

 From net realized gain                                    (571,846)      (355,672)

 TOTAL DISTRIBUTIONS                                       (883,239)      (599,456)

Share transactions                                         4,405,850      2,872,809
Net proceeds from sales of shares

 Reinvestment of distributions                             858,753        580,343

 Cost of shares redeemed                                   (2,934,221)    (2,002,485)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,330,382      1,450,667
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,014,295      3,570,143

NET ASSETS

 Beginning of period                                       11,009,600     7,439,457

 End of period (including undistributed net investment    $ 15,023,895   $ 11,009,600
income of $22,089 and $17,860, respectively)

OTHER INFORMATION
Shares

 Sold                                                      107,111        80,515

 Issued in reinvestment of distributions                   21,056         16,332

 Redeemed                                                  (71,564)       (56,429)

 Net increase (decrease)                                   56,603         40,418


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JANUARY 31,

                                  1997                      1996       1995       1994 C, E   1993

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 39.15                   $ 30.89    $ 35.19    $ 29.87     $ 26.57
of period

Income from Investment
Operations

 Net investment income             1.01 D                    .93        1.02       1.11        1.11 D

 Net realized and                  7.17                      9.65       (2.12)     5.48        3.27
 unrealized gain (loss)

 Total from investment             8.18                      10.58      (1.10)     6.59        4.38
 operations



Less Distributions

 From net investment income        (1.02)                    (.96)      (.98)      (1.15)      (1.08)

 From net realized gain            (1.84)                    (1.36)     (2.22)     (.12)       -

 Total distributions               (2.86)                    (2.32)     (3.20)     (1.27)      (1.08)

Net asset value, end of period    $ 44.47                   $ 39.15    $ 30.89    $ 35.19     $ 29.87

TOTAL RETURN A                     21.74%                    35.21%     (3.01)%    22.52%      16.92%
                                                                                  B           B

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 15,024                  $ 11,010   $ 7,439    $ 6,943     $ 5,123
(in millions)

Ratio of expenses to average       .68%                      .68%       .70%       .66%        .67%
net assets

Ratio of expenses to average       .66%                      .67%       .69% F     .66%        .67%
net assets after                  F                         F
expense reductions

Ratio of net investment            2.46%                     2.86%      3.37%      3.55%       4.02%
income to average net
assets

Portfolio turnover rate            30%                       39%        50%        70%         84%

Average commission rate G         $ .0331


F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
H AS OF FEBRUARY 1, 1993, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
I NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
K FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
L FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997




8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC) market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
OPTIONS. The fund may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses
2. OPERATING POLICIES - CONTINUED
INDEXED SECURITIES - CONTINUED
these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $6,068,000 or 0.04% of net assets.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,085,044,000 and $3,494,431,000, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .16% (.14% prior to December 1, 1996). For the period, the management fee was equivalent to an annual rate of .45% of average net assets.
In accordance with the management contract currently in effect, the annual individual fund fee rate is scheduled to increase to .18% and .20% on December 1, 1997 and December 1, 1998, respectively.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,580,000 for the period.
12. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $63,974,000 and $66,533,000, respectively.
13. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $781,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $997,000, respectively, under these arrangements.
14. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Highlands Insurance Group, Inc.  $ 2,582 $ - $ - $ 17,103
Kellwood Co.   2,149  -  731  27,933
Zurn Industries, Inc.   2,121  -  152  18,354
TOTALS  $ 6,852 $ - $ 883 $ 63,390
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Devonshire Trust: Fidelity Equity-Income Fund, including the schedule of portfolio investments, as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Devonshire Trust: Fidelity Equity-Income Fund as of January 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Equity-Income Fund voted to pay on March 10, 1997, to shareholders of record at the opening of business on March 7, 1997, a distribution of $0.49 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.26 per share from net investment income.
A total of 0.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 59% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Stephen Petersen, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
UTILITIES
FUND
ANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            28

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997          PAST 1    PAST 5   LIFE OF
                                        YEAR     YEARS     FUND

Fidelity Utilities Fund                 12.73%   87.74%    225.78%

S&P 500(registered trademark)           26.34%   119.87%   325.45%

S&P Utilities Index                     2.27%    76.87%    216.41%

Utility Funds Average                   9.98%    69.68%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 27, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Utilities Index, an unmanaged index of 40 gas, electric, and telephone stocks that are included in the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of 90 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. All three benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1    PAST 5   LIFE OF
                                  YEAR     YEARS     FUND

Fidelity Utilities Fund           12.73%   13.43%    13.72%

S&P 500                           26.34%   17.06%    17.07%

S&P Utilities Index               2.27%    12.08%    13.35%

Utility Funds Average             9.98%    11.10%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970213 144350 S00000000000001
             Utilities                   SP Standard & Poor 500      SP
Utilities
             00311                       SP001                       SP002
  1987/11/27      10000.00                    10000.00
10000.00
  1987/11/30      10000.00                     9438.71
9671.16
  1987/12/31      10059.80                    10157.00
9776.58
  1988/01/31      10983.46                    10584.61
10908.71
  1988/02/29      10873.02                    11077.85
10721.08
  1988/03/31      10500.30                    10735.55
10156.08
  1988/04/30      10510.44                    10854.71
10170.29
  1988/05/31      10946.26                    10949.15
10635.08
  1988/06/30      11087.51                    11451.71
10969.02
  1988/07/31      10954.05                    11408.20
10985.47
  1988/08/31      10902.71                    11020.32
10830.58
  1988/09/30      11295.53                    11489.78
11275.71
  1988/10/31      11534.75                    11809.20
11568.88
  1988/11/30      11451.54                    11640.33
11476.33
  1988/12/31      11545.15                    11844.03
11547.48
  1989/01/31      11724.72                    12711.02
12203.38
  1989/02/28      11502.90                    12394.51
11934.91
  1989/03/31      11631.17                    12683.30
12248.79
  1989/04/30      11984.27                    13341.57
13014.34
  1989/05/31      12562.09                    13881.90
13761.37
  1989/06/30      12820.04                    13802.77
13974.67
  1989/07/31      13493.64                    15049.17
15089.85
  1989/08/31      13352.40                    15344.13
14996.29
  1989/09/30      13418.39                    15281.22
15243.73
  1989/10/31      13462.50                    14926.69
15300.13
  1989/11/30      13892.50                    15231.20
15803.50
  1989/12/31      14537.88                    15596.75
16954.00
  1990/01/31      13799.44                    14550.21
15582.42
  1990/02/28      13834.06                    14737.90
15411.01
  1990/03/31      13821.87                    15128.46
15697.66
  1990/04/30      13264.25                    14750.25
15088.59
  1990/05/31      13904.92                    16188.40
16117.63
  1990/06/30      13964.05                    16078.31
15777.55
  1990/07/31      13976.10                    16026.86
15728.64
  1990/08/31      13265.25                    14578.03
14478.21
  1990/09/30      13470.07                    13868.08
15071.82
  1990/10/31      14290.52                    13808.45
16054.50
  1990/11/30      14608.90                    14700.48
16364.35
  1990/12/31      14806.40                    15110.62
16506.72
  1991/01/31      14743.61                    15769.44
16003.27
  1991/02/28      15271.06                    16896.96
16560.18
  1991/03/31      15451.99                    17305.87
16886.42
  1991/04/30      15451.99                    17347.40
16616.24
  1991/05/31      15451.99                    18096.81
16401.89
  1991/06/30      15336.59                    17267.97
16172.26
  1991/07/31      15817.08                    18072.66
16667.13
  1991/08/31      16206.66                    18500.98
17097.14
  1991/09/30      16719.56                    18192.02
17442.51
  1991/10/31      16930.20                    18435.79
17786.12
  1991/11/30      17061.85                    17692.83
17606.48
  1991/12/31      17942.75                    19716.89
18897.04
  1992/01/31      17352.70                    19350.15
17889.83
  1992/02/29      17285.65                    19601.71
17405.01
  1992/03/31      17084.76                    19219.47
17154.38
  1992/04/30      17645.14                    19784.52
18259.12
  1992/05/31      18000.50                    19881.47
18231.73
  1992/06/30      18179.36                    19585.23
18488.80
  1992/07/31      19161.65                    20386.27
19949.42
  1992/08/31      19189.32                    19968.35
19799.80
  1992/09/30      19244.82                    20203.98
19944.33
  1992/10/31      19216.83                    20274.69
19754.86
  1992/11/30      19398.78                    20966.06
19723.25
  1992/12/31      19898.62                    21223.94
20429.35
  1993/01/31      20115.06                    21402.22
20743.96
  1993/02/28      21182.87                    21693.29
22237.52
  1993/03/31      21752.84                    22151.02
22640.02
  1993/04/30      21547.76                    21614.97
22162.32
  1993/05/31      21606.36                    22194.25
22142.37
  1993/06/30      22623.26                    22258.61
23167.56
  1993/07/31      22904.02                    22169.58
23686.52
  1993/08/31      23953.17                    23009.80
24830.58
  1993/09/30      23967.59                    22832.63
24778.43
  1993/10/31      23773.94                    23305.26
24733.83
  1993/11/30      22790.81                    23083.86
23482.30
  1993/12/31      23004.26                    23363.18
23357.84
  1994/01/31      24004.45                    24157.53
23537.70
  1994/02/28      23019.41                    23502.86
22207.82
  1994/03/31      22148.45                    22478.13
21454.97
  1994/04/30      22709.17                    22765.85
21984.91
  1994/05/31      22304.20                    23139.21
21395.72
  1994/06/30      22128.34                    22572.30
21440.65
  1994/07/31      22819.36                    23312.67
22167.48
  1994/08/31      22992.12                    24268.49
22107.63
  1994/09/30      22378.03                    23673.92
21546.10
  1994/10/31      22362.20                    24206.58
21733.55
  1994/11/30      21649.52                    23324.98
21416.24
  1994/12/31      21788.06                    23670.88
21525.46
  1995/01/31      22472.06                    24284.67
23204.45
  1995/02/28      22789.04                    25231.04
23171.96
  1995/03/31      22908.51                    25975.61
23032.93
  1995/04/30      23598.62                    26740.59
23869.03
  1995/05/31      24137.25                    27809.42
24623.29
  1995/06/30      24293.97                    28455.43
24736.55
  1995/07/31      25007.99                    29399.01
25354.97
  1995/08/31      25552.02                    29472.80
25857.00
  1995/09/30      26733.12                    30716.55
27504.09
  1995/10/31      26853.23                    30606.90
28147.68
  1995/11/30      27539.57                    31950.54
28522.05
  1995/12/31      28460.30                    32565.91
30538.56
  1996/01/31      28900.59                    33674.45
30938.61
  1996/02/29      28143.29                    33986.61
29713.44
  1996/03/31      27921.74                    34313.90
29107.29
  1996/04/30      28797.64                    34819.69
29421.65
  1996/05/31      28744.02                    35717.69
29342.21
  1996/06/30      29411.49                    35853.77
30556.98
  1996/07/31      28114.72                    34269.75
28622.72
  1996/08/31      28528.97                    34992.50
29220.93
  1996/09/30      28850.88                    36961.88
29580.35
  1996/10/31      29957.73                    37981.29
30982.46
  1996/11/30      31554.51                    40852.30
31629.99
  1996/12/31      31715.71                    40043.01
31433.89
  1997/01/31      32578.47                    42544.90
31641.35
IMATRL PRASUN   SHR__CHT 19970131 19970213 144353 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on November 27, 1987, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $32,578 - a 225.78% increase on the initial investment. For comparison, look at how both the S&P 500 and the S&P Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $42,545 - a 325.45% increase, and the S&P Utilities Index would have grown to $31,641 - a 216.41% increase.
(checkmark)
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
12 months that ended January 31,
1997. The Standard & Poor's 500
Index returned 26.34% during the
period - well above its long-term
average of about 12%. The stock
market spent much of the past 12
months breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors sought
their lower volatility and higher
degree of liquidity over smaller
cap stocks in an environment
where it was sometimes difficult to
discern the health of the economy.
While short-term confusion over
the direction of interest rates
created a volatile backdrop in the
summer months, stocks rallied
again when the Federal Reserve
Board left short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the foreseeable future. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets
experienced some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance, but rebounded well
and continued their upward track
through the end of January.
An interview with John Muresianu, Portfolio Manager of Fidelity
Utilities Fund
Q. JOHN, HOW DID THE FUND PERFORM?
A. For the 12 months that ended January 31, 1997, the fund had a total return of 12.73%. That beat both the Standard & Poor's Utilities Index, which returned 2.27% during the same period, and the 9.98% return of the utility funds average, according to Lipper Analytical Services.
Q. WHAT HELPED THE FUND POST SUCH STRONG RETURNS?
A. The stocks that I picked simply performed better than the ones that make up the index and, on average, the ones that my competitors chose. Compared to the S&P Utilities Index, the fund also was helped because I overweighted it in natural gas stocks versus the index, and that industry performed very well. But it was my stock selection within the electric utility and telephone utility industries that really helped.
Q. CAN YOU GIVE US AN OVERVIEW OF THE RECENT INVESTING ENVIRONMENT FOR THE THREE UTILITY INDUSTRIES?
A. Gas stocks performed the best because gas prices spiked upward as a result of very cold weather throughout most of the country. In addition, there was a significant amount of consolidation that helped stocks in the group, because the market views consolidation favorably. Further, the supply and demand dynamic improved, partially due to a slowdown of Canadian imports that resulted from restricted pipeline capacity. On the telephone side, there continued to be broad concern over the impact of increasing competition in the cellular and local telephone service areas. At the same time, telephone companies have reported steady revenue and earnings growth; over the near term, business prospects for telephone companies look fine. This helped the telephone utility industry post modest gains.
Q. WHAT ABOUT ELECTRIC UTILITY STOCKS?
A. Electrics struggled. While all utility stocks are sensitive to what happens in the bond market, this is even more true for electrics. That's because they have the highest yields, are the most income-oriented and have less prospects for earnings growth. The bond market has had its ups and downs, and utility stocks have, as a result, bounced around to some extent. Electric utility stocks moved with the bond market; they also were negatively affected by continued evidence that the Nuclear Regulatory Commission has been getting tougher on nuclear operations. While deregulation has been a concern among all utility industries - especially telephones - it hasn't affected electrics as negatively thus far. Regulators in the electric industry appear more likely to create a transition to competition that is friendlier to utility companies than was feared a few years ago.
Q. WHICH STOCKS TURNED IN STRONG PERFORMANCES FOR THE FUND?
A. CINergy has done very well over the past year. It is a low-cost electric producer and appears to be a winner under deregulation over the long term. It also has a very growth-oriented management. I also established a position in Niagara Mohawk after its stock price collapsed, and it has rebounded well. On the gas side, Sonat - the fund's largest gas position - has been a very strong performer. And in the telephone arena, Pacific Telesis has done very well.
Q. AT THE SAME TIME, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. AirTouch Communications was one. This stock lagged because of concern about slowing cellular subscriber growth and increased price competition. Enron Corp. was another disappointment. Even though it saw some stock price appreciation, Enron lagged the gas group because of contract litigation in the United Kingdom and a slowdown in earnings growth related to heavy spending in anticipation of a fully competitive retail electricity market.
Q. WHAT'S YOUR OUTLOOK?
A. It's important for me to reiterate that my strategy will continue to be based on individual stock picking. That's because it's nearly impossible to predict the direction of the economy and interest rates. I will continue to look for those companies that I believe will show the best earnings growth. For some time, most of these prospects have been in gas and telephone companies. As a result, I'll probably continue to favor them over electric utility stocks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: above-average
income and long-term capital
growth by investing mainly in
the equity securities of
companies in the real estate
industry
FUND NUMBER: 303
TRADING SYMBOL: FRESX
START DATE: November 17, 1986
SIZE: as of January 31,
1997, more than $2.1 billion
MANAGER: Barry Greenfield,
since 1986; manager,
Fidelity Fund, 1982-1993;
joined Fidelity in 1968
(checkmark)
BARRY GREENFIELD DISCUSSES THE
UNIQUE CHARACTERISTICS OF
REITS AND SPECIFIC SECTOR
PERFORMANCE:
"While REITs are typically
classified as common stocks,
they are very much their own
animal. They're almost
chameleon-like in that they
take on different characteristics
at different intervals. Pricing
on REITs is determined by
growth on the upside and
supported by yield on the
downside. When REITs are
declining in value, their
liquidating value or yield
becomes important. When
REITs are rising in value, the
earnings growth rate becomes
vital. I liken them to a
basketball player who goes in
for a slam dunk and then has
to immediately turn around
and play defense. REITs play
both offense and defense,
too.
"In terms of sectors, the
downtown office building
market and hotels performed
well, primarily due to strong
earnings growth. The major
mall sector benefited from
some large-scale mergers,
but the rest of the retail sector
turned in a sub-par
performance."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

GTE Corp.                       4.5            4.8

Ameritech Corp.                 4.2            4.7

BellSouth Corp.                 3.9            4.5

Pacific Telesis Group           3.8            4.1

SBC Communications, Inc.        3.8            4.1

NYNEX Corp.                     3.5            4.0

AirTouch Communications, Inc.   3.2            3.7

MCI Communications Corp.        3.1            0.1

Bell Atlantic Corp.             3.1            3.9

U S WEST Communications         2.8            3.7
Group

TOP UTILITY INDUSTRIES AS OF JANUARY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE UTILITY
                                    INDUSTRIES
                                    6 MONTHS AGO

Telephone Services   42.8           42.0

Gas                  26.6           27.5

Electric Utility     18.1           15.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 49.0
Row: 1, Col: 3, Value: 49.0
Stocks 95.3%
Short-term
investments 4.7%
FOREIGN
INVESTMENTS 2.7%
Stocks 99.0%
Short-term
investments 1.0%
FOREIGN
INVESTMENTS 1.5%
Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 45.3
Row: 1, Col: 4, Value: 50.0
*
**
INVESTMENTS JANUARY 31, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.0%
Harsco Corp.   6,700 $ 470
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE - 0.0%
Echelon International Corp. (a)  1,279  23
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Developers Diversified Realty Corp.   12,800  458
TOTAL CONSTRUCTION & REAL ESTATE   481
DURABLES - 1.2%
AUTOS, TIRES, & ACCESSORIES - 1.2%
AutoZone, Inc. (a)  1,000  22
NGC Corp.   680,450  14,630
  14,652
ENERGY - 2.9%
COAL - 0.2%
MAPCO, Inc.   58,700  1,922
INDEPENDENT POWER - 0.0%
Trigen Energy Corp.   21,600  602
OIL & GAS - 2.7%
Coastal Corp. (The)  603,700  29,204
Nuevo Energy Corp. (a)  11,000  567
Occidental Petroleum Corp.   34,000  867
Pennzoil Co.   6,500  405
Petroleum Heat & Power, Inc. Class A  125,100  688
Royal Dutch Petroleum Co. ADR  8,000  1,388
Texaco, Inc.   6,500  688
Total SA Class B  4,100  353
  34,160
TOTAL ENERGY   36,684
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.0%
DRUGS & PHARMACEUTICALS - 0.0%
World Heart Corp. (a)  1,000 $ 5
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Arterial Vascular Engineering, Inc. (a)  10,000  131
CardioThoracic Systems, Inc.   1,000  25
Heartport, Inc.   1,000  32
InControl, Inc. (a)  9,300  69
OEC Medical Systems, Inc. (a)  1,000  17
St. Jude Medical, Inc.   1,000  38
Ventritex, Inc.   1,000  19
  331
MEDICAL FACILITIES MANAGEMENT - 0.0%
Cambridge Heart, Inc. (a)  1,000  12
TOTAL HEALTH   348
HOLDING COMPANIES - 1.2%
CINergy Corp.   373,979  12,902
Citicorp Equity Investments SA Class B  151,904  714
Iven SA (a)  3,200,000  1,561
  15,177
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
American Superconductor Corp. (a)  8,300  89
Roper Industries, Inc.   1,000  41
Westinghouse Electric Corp.   112,500  2,067
  2,197
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.6%
TCI Satellite Entertainment, Inc. Class A (a)  52,600  428
TCI Group Class A  526,000  7,002
  7,430
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.0%
Disney (Walt) Co.   8,700 $ 637
TOTAL MEDIA & LEISURE   8,067
PRECIOUS METALS - 0.0%
Barrick Gold Corp.   20,400  551
SERVICES - 0.1%
Chemed Corp.   35,100  1,250
TECHNOLOGY - 1.2%
COMMUNICATIONS EQUIPMENT - 0.7%
Lucent Technologies, Inc.   159,983  8,679
COMPUTER SERVICES & SOFTWARE - 0.1%
NCR Corp. (a)  31,250  1,184
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Itron, Inc. (a)  227,000  5,278
TOTAL TECHNOLOGY   15,141
UTILITIES - 90.9%
CELLULAR - 3.4%
AirTouch Communications, Inc. (a)  1,567,900  40,570
Cellnet Data Systems, Inc. (a)  47,500  629
McLeod, Inc. (a)  4,000  92
Mobile Telecommunications Technologies, Inc. (a)  14,000  109
360 Degrees Communications Co. (a)  92,300  1,823
  43,223
ELECTRIC UTILITY - 17.6%
AES China Generating Co. Class A (a)  13,700  229
AES Corp. (a)  256,884  15,252
Allegheny Power System, Inc.   488,500  14,960
American Electric Power Co., Inc.  357,100  14,775
Baltimore Gas & Electric Co.   9,500  261
Boston Edison Co.   123,100  3,339
CIPSCO, Inc.   95,100  3,435
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
CMS Energy Corp.   46,000 $ 1,541
CMS Energy Corp. Class G  37,000  726
Calenergy, Inc. (a)  23,500  902
Centerior Energy Corp.   20,000  215
Central & South West Corp.   54,200  1,369
Central Hudson Gas & Electric Corp.   49,600  1,556
Central Louisiana Electric Co., Inc.   95,200  2,582
Central Maine Power Co.   100,000  1,113
CILCORP, Inc.   193,200  7,438
Citizens Utilities Co. Class B  2,856  33
DQE, Inc.   218,850  6,265
DPL, Inc.   432,300  10,591
DTE Energy Co.   41,100  1,290
Dominion Resources, Inc.  25,300  1,003
Eastern Utilities Associates  10,000  189
Edison International  462,600  9,888
Electricidad de Caracas  624,633  640
Electricity Generating PCL (For. Reg.)  28,200  71
Enova Corp.   80,000  1,790
Entergy Corp.  160,461  4,312
Florida Progress Corp.   19,200  595
Hawaiian Electric Industries, Inc.   16,900  598
Houston Industries, Inc.   117,000  2,647
IES Industries, Inc.   53,400  1,635
Idaho Power Co.   122,400  3,810
Interstate Power Co.  6,900  204
KU Energy Corp.   59,300  1,779
Kansas City Power & Light Co.   29,900  863
Korea Electric Power Corp. sponsored ADR  96,800  2,142
LG&E Energy Corp.   76,600  1,858
Montana Power Co.   49,000  1,078
NIPSCO Industries, Inc.   132,900  5,183
National Grid Co. PLC  578,100  1,926
New England Electric System  41,400  1,418
New York State Electric & Gas Corp.   80,500  1,831
Niagara Mohawk Power Corp. (a)  803,800  8,138
Northeast Utilities  500,000  6,563
Northern States Power Co.  6,600  304
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
OGE Energy Corp.   17,500 $ 746
Ohio Edison Co.   15,000  347
PECO Energy Co.   134,200  3,087
PG&E Corp.   670,700  15,258
PP&L Resources, Inc.   30,800  697
PacifiCorp.   287,600  6,112
Pinnacle West Capital Corp.   198,300  6,271
Portland General Corp.   204,500  8,027
Public Service Co. of Colorado  251,175  9,796
Public Service Co. of New Mexico  437,200  8,744
Rochester Gas & Electric Corp.   19,500  378
SCANA Corp.   6,600  172
Sierra Pacific Resources  8,300  236
Southern Co.   148,900  3,257
TECO Energy, Inc.   6,600  160
Tucson Electric Power Co. (a)  226,720  3,684
Unicom Corp.   140,000  3,308
Union Electric Co.   54,300  2,063
United Illuminating Co.   41,500  1,224
Utilicorp United, Inc.   92,046  2,543
Wisconsin Energy Corp.   23,600  611
  225,058
GAS - 26.6%
AGL Resources, Inc.   32,500  678
Aquila Gas Pipeline Corp.   39,200  583
Bay State Gas Co.  4,700  122
Brooklyn Union Gas Co. (The)  326,500  9,673
Colonial Gas Co.   8,900  191
Columbia Gas System, Inc. (The)  292,200  19,030
Connecticut Energy Corp.   400  9
Consolidated Natural Gas Co.   423,200  23,540
Eastern Enterprises Co.   419,300  13,784
El Paso Natural Gas Co.  329,600  17,757
Energen Corp.   274,000  8,425
Enron Global Power & Pipelines  72,100  2,163
Enron Corp.   380,000  15,675
ENSERCH Corp.   461,500  10,499
Equitable Resources, Inc.   40,100  1,303
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
K N Energy, Inc.   323,500 $ 12,576
MCN Corp.   672,600  21,775
MDU Resources Group, Inc.   50,650  1,121
National Fuel Gas Co.   73,200  3,093
New Jersey Resources Corp.   500  15
NICOR, Inc.   236,200  8,533
Noram Energy Corp.   1,348,722  21,074
Northwest Natural Gas Co.   6,700  168
ONEOK, Inc.   257,100  7,617
Pacific Enterprises  598,300  18,024
PanEnergy Corp.   616,300  28,427
Peoples Energy Corp.   87,800  2,919
Public Service Co. of North Carolina, Inc.   1,500  28
Questar Corp.   356,500  13,948
Sonat, Inc.   622,100  33,127
Southern Union Co.  35,869  821
TPC Corp. (a)  295,400  3,212
Tejas Gas Corp. (a)  155,495  6,842
UGI Corp.  163,883  3,769
USX-Delhi Group  205,300  3,336
WICOR, Inc.   85,600  2,996
Washington Gas Light Co.   123,800  2,739
Western Resources, Inc.   9,000  276
Williams Companies, Inc.   479,850  19,254
Yankee Energy System, Inc.   50,500  1,136
  340,258
TELEPHONE SERVICES - 42.7%
AT&T Corp.   500,000  19,688
ALLTEL Corp.   196,100  6,300
Ameritech Corp.  896,800  53,584
BCE, Inc.   99,000  4,987
Bell Atlantic Corp.   589,700  39,657
BellSouth Corp.   1,121,400  49,762
Brooks Fiber Properties, Inc. (a)  63,900  1,638
Cincinnati Bell, Inc.   26,500  1,640
Frontier Corp.   204,600  4,476
GTE Corp.   1,224,600  57,556
Indosat (Indonesia Satellite) sponsored ADR  11,500  324
LCI International, Inc. (a)  138,300  3,112
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
MCI Communications Corp.   1,133,900 $ 39,828
NYNEX Corp.   889,200  45,016
Pacific Telesis Group  1,251,900  49,137
SBC Communications, Inc.   874,900  48,010
Smartalk Teleservices, Inc. (a)  7,700  136
Sprint Corp.   693,200  28,248
Telekomunikasiindo (Persero) PT, Series B sponsored ADR 10,600 384 Teleport Communications Group, Inc. Class A (a) 268,800 8,366
Telesp PN (Pfd. Reg.)  1,600,000  375
Telepar PN  271,200  161
Telecom Italia Mobile Spa  297,300  883
U S WEST Communications Group   1,096,924  36,061
U S WEST Media Group (a)  677,124  12,611
Winstar Communications, Inc. (a)  77,100  1,291
WorldCom, Inc. (a)  1,307,480  32,850
  546,081
WATER - 0.6%
American Water Works, Inc.   177,714  4,132
E Town Corp.   16,000  498
Severn Trent PLC Ord.   100,000  1,126
Yorkshire Water PLC Ord.   100,000  1,182
  6,938
TOTAL UTILITIES   1,161,558
TOTAL COMMON STOCKS
(Cost $921,126)   1,256,576
PREFERRED STOCKS - 0.7%
CONVERTIBLE PREFERRED STOCKS - 0.6%
BASIC INDUSTRIES - 0.1%
METALS & MINING - 0.1%
Cyprus Amax Minerals Co., Series A, $4.00  17,833  950
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.5%
ELECTRIC UTILITY - 0.5%
Citizens Utilities Trust $2.50  148,900 $ 7,184
Kenetech Corp. 8 1/4% (a)  44,000  72
  7,256
TOTAL CONVERTIBLE PREFERRED STOCKS   8,206
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
GTE North, Inc. $7.60  6,800  690
TOTAL PREFERRED STOCKS
(Cost $9,713)   8,896
CASH EQUIVALENTS - 1.0%

Taxable Central Cash Fund (b)
(Cost $12,432) 12,432,360   12,432
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $943,271)  $ 1,277,904
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997 the aggregate cost of investment securities for income tax purposes was $946,939,000. Net unrealized appreciation aggregated $330,965,000, of which $344,867,000 related to appreciated investment securities and $13,902,000 related to depreciated investment securities. The fund hereby designates approximately $15,426,000 as a capital gain dividend for the purpose of the dividend paid deduction.
On December 31, 1991, the fund acquired substantially all of the assets of the Fidelity Corporate Trust: Adjustable Rate Preferred Portfolio. At the time of the merger, Fidelity Corporate Trust: Adjustable Rate Preferred Portfolio had a capital loss carryforward, of which approximately $6,518,000 is still available to offset future gains of the fund, to the extent provided by regulations.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997

ASSETS

Investment in securities, at value (cost $943,271) -                         $ 1,277,904
See accompanying schedule

Receivable for investments sold                                               12,206

Receivable for fund shares sold                                               1,652

Dividends receivable                                                          5,109

Interest receivable                                                           82

Other receivables                                                             2

 TOTAL ASSETS                                                                 1,296,955

LIABILITIES

Payable for investments purchased                                 $ 11,964

Payable for fund shares redeemed                                   4,219

Accrued management fee                                             555

Other payables and accrued expenses                                311

 TOTAL LIABILITIES                                                            17,049

NET ASSETS                                                                   $ 1,279,906

Net Assets consist of:

Paid in capital                                                              $ 917,139

Undistributed net investment income                                           3,209

Accumulated undistributed net realized gain (loss) on                         24,931
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 334,627
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 73,676 shares outstanding                                    $ 1,279,906

NET ASSET VALUE, offering price and redemption price per                      $17.37
share ($1,279,906 (divided by) 73,676 shares)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED JANUARY 31, 1997

INVESTMENT INCOME                                                    $ 48,634
Dividends

Interest (including income on securities loaned of $47)               1,541

                                                                      50,175

Less foreign taxes withheld                                           (654)

 TOTAL INCOME                                                         49,521

EXPENSES

Management fee                                             $ 6,635
Basic fee

 Performance adjustment                                     502

Transfer agent fees                                         3,046

Accounting and security lending fees                        552

Non-interested trustees' compensation                       6

Custodian fees and expenses                                 130

Registration fees                                           69

Audit                                                       47

Legal                                                       9

Miscellaneous                                               23

 Total expenses before reductions                           11,019

 Expense reductions                                         (350)     10,669

NET INVESTMENT INCOME                                                 38,852

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      61,851

 Foreign currency transactions                              (226)     61,625

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      44,011

 Assets and liabilities in foreign currencies               25        44,036

NET GAIN (LOSS)                                                       105,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 144,513
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          JANUARY 31,   JANUARY 31,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 38,852      $ 48,708
Net investment income

 Net realized gain (loss)                                  61,625        47,352

 Change in net unrealized appreciation (depreciation)      44,036        236,747

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           144,513       332,807
FROM OPERATIONS

Distributions to shareholders                              (38,660)      (47,222)
From net investment income

 From net realized gain                                    (41,320)      (25,123)

 TOTAL DISTRIBUTIONS                                       (79,980)      (72,345)

Share transactions                                         542,924       1,087,869
Net proceeds from sales of shares

 Reinvestment of distributions                             71,648        64,451

 Cost of shares redeemed                                   (945,410)     (1,037,753)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (330,838)     114,567
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (266,305)     375,029

NET ASSETS

 Beginning of period                                       1,546,211     1,171,182

 End of period (including undistributed net investment    $ 1,279,906   $ 1,546,211
income of $3,209 and $3,753, respectively)

OTHER INFORMATION
Shares

 Sold                                                      33,232        73,284

 Issued in reinvestment of distributions                   4,482         4,287

 Redeemed                                                  (58,288)      (70,298)

 Net increase (decrease)                                   (20,574)      7,273


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED JANUARY 31,

                                   1997                      1996      1995       1994 B    1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 16.41                   $ 13.47   $ 15.84    $ 13.94   $ 12.94
of period

Income from Investment
Operations

 Net investment income              .48 E                     .54       .55        .50       .61

 Net realized and unrealized        1.50                      3.22      (1.58)     2.14      1.37
 gain (loss)

 Total from investment              1.98                      3.76      (1.03)     2.64      1.98
 operations



Less Distributions

 From net investment income         (.48)                     (.54)     (.54)      (.52)     (.60)

 From net realized gain             (.54)                     (.28)     (.68)      (.22)     (.38)

 In excess of net realized gain     -                         -         (.12)      -         -

 Total distributions                (1.02)                    (.82)     (1.34)     (.74)     (.98)

Net asset value, end of period     $ 17.37                   $ 16.41   $ 13.47    $ 15.84   $ 13.94

TOTAL RETURN A                      12.73%                    28.61%    (6.38)%    19.34%    15.92%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 1,280                   $ 1,546   $ 1,171    $ 1,456   $ 1,002
(in millions)

Ratio of expenses to average        .84%                      .80%      .88%       .87%      .87%
net assets

Ratio of expenses to average        .81%                      .77%      .87%       .86%      .87%
net assets after expense           C                         C         C          C
reductions

Ratio of net investment income      2.96%                     3.69%     3.87%      3.39%     4.57%
to average net assets

Portfolio turnover rate             56%                       98%       98%        47%       73%

Average commission rate D          $ .0048


M THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
N EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
O FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
P FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
Q NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997




15. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
16. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
17. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $720,969,000 and $1,072,390,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $23,928,000, respectively.
18. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .54% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $294,000 for the period.
19. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
20. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $335,000 under this arrangement.
In addition, the fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $15,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Utilities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Devonshire Trust: Fidelity Utilities Fund, including the schedule of portfolio investments, as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Devonshire Trust: Fidelity Utilities Fund as of January 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 10, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Utilities Fund voted to pay on March 10, 1997, to shareholders of record at the opening of business on March 7, 1997, a distribution of $.18 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.10 per share from net investment income.
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. A total of .37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government Securities which is generally exempt from state income tax.
The fund notified shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
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950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Arthur S. Loring, Secretary
William J. Hayes, Vice President
John M. Muresianu, Vice President
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Robert H. Morrison, Manager,
Security Transactions
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE